SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 67.4%

	Shares	Value
AUSTRALIA — 0.1%
MATERIALS — 0.1%
Anglogold Ashanti	5,835	$565,061

GUATEMALA — 0.2%
COMMUNICATION SERVICES — 0.2%
Millicom International Cellular	11,546	985,567

UNITED STATES — 67.1%
COMMUNICATION SERVICES — 6.4%
Alphabet, Cl A	34,224	13,016,756
Alphabet, Cl C	9,462	3,561,781
AT&T	16,052	398,090
Charter Communications, Cl A *	919	132,382
Comcast, Cl A	5,569	138,501
Fox, Cl A	2,572	164,402
Fox, Cl B	2,153	123,561
Liberty Media -Liberty Formula One, Cl A *	143	12,009
Liberty Media -Liberty Formula One, Cl C *	1,373	124,655
Live Nation Entertainment *	1,042	175,483
Meta Platforms, Cl A	10,439	6,602,772
Netflix *	24,470	2,104,909
News, Cl A	2,994	78,143
News, Cl B	1,153	34,382
Omnicom Group	875	63,621
Pinterest, Cl A *	3,327	66,706
ROBLOX, Cl A *	653	30,789
Roku, Cl A *	355	46,214
Spotify Technology *	140	69,675
Take-Two Interactive Software *	262	58,730
TKO Group Holdings, Cl A	126	25,853
T-Mobile US	1,852	347,306
Verizon Communications	14,320	684,639
Versant Media Group	370	15,950
Walt Disney	2,705	275,450
Warner Bros Discovery *	7,571	204,493
		28,557,252

CONSUMER DISCRETIONARY — 6.0%
Airbnb, Cl A *	497	66,255

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Amazon.com *	24,974	$6,758,963
AutoNation *	7,727	1,450,512
AutoZone *	177	519,529
Booking Holdings	2,050	343,232
Burlington Stores *	321	103,949
Carnival	6,841	191,959
Carvana, Cl A *	1,370	100,010
Chipotle Mexican Grill, Cl A *	6,100	194,346
Coupang, Cl A *	811	13,463
Darden Restaurants	1,101	224,505
Dick's Sporting Goods	5,830	1,326,733
DoorDash, Cl A *	921	146,706
DR Horton	5,425	797,963
eBay	6,050	661,084
Expedia Group	868	195,986
Ford Motor	14,676	255,949
Garmin	1,308	305,967
General Motors	5,322	443,003
Genuine Parts	755	74,519
Hilton Worldwide Holdings	634	207,736
Home Depot	3,078	976,157
Las Vegas Sands	2,035	102,910
Lennar, Cl A	794	71,285
Lennar, Cl B	100	8,808
Lowe's	1,323	283,598
Marriott International, Cl A	630	236,628
McDonald's	1,008	281,434
NIKE, Cl B	1,255	58,019
NVR *	26	158,725
O'Reilly Automotive *	5,790	503,035
Penske Automotive Group	6,182	1,034,681
PulteGroup	8,445	998,030
Ralph Lauren, Cl A	929	338,063
Rivian Automotive, Cl A *	4,232	68,982
Ross Stores	1,318	305,420
Royal Caribbean Cruises	7,000	1,992,410
SharkNinja *	364	44,368
Somnigroup International	969	68,615
Starbucks	1,545	153,202
Tapestry	1,285	186,916
Tesla *	2,478	1,079,888

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
TJX	3,445	$533,114
Tractor Supply	9,425	297,170
Ulta Beauty *	475	241,704
Williams-Sonoma	9,258	1,884,651
Yum! Brands	1,372	202,987
		26,493,169

CONSUMER STAPLES — 3.3%
Altria Group	11,744	817,148
Archer-Daniels-Midland	1,469	117,197
Bunge Global	668	82,364
Casey's General Stores	1,031	790,921
Church & Dwight	1,164	111,313
Coca-Cola	6,940	548,329
Colgate-Palmolive	2,232	201,170
Constellation Brands, Cl A	1,056	146,594
Costco Wholesale	1,162	1,111,244
Dollar General	1,120	123,883
Dollar Tree *	909	105,844
Estee Lauder, Cl A	336	29,887
Hershey	658	127,672
Kenvue	5,872	101,468
Keurig Dr Pepper	4,152	124,685
Kimberly-Clark	1,015	99,064
Kraft Heinz	3,652	87,685
Kroger	8,706	541,078
Mondelez International, Cl A	3,711	227,002
Monster Beverage *	1,994	175,632
PepsiCo	2,786	401,713
Philip Morris International	3,855	683,800
Procter & Gamble	4,605	661,094
Sysco	1,996	151,317
Target	2,520	320,216
Tyson Foods, Cl A	1,091	66,573
US Foods Holding *	2,858	233,927
Walmart	54,379	6,294,369
		14,483,189

ENERGY — 3.2%
Baker Hughes, Cl A	6,926	442,433

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
ENERGY — continued
Cheniere Energy	1,475	$331,668
Chevron	5,985	1,091,968
ConocoPhillips	6,301	718,188
Devon Energy	8,029	357,210
Diamondback Energy	4,908	939,784
EOG Resources	4,708	627,953
EQT	1,832	100,632
Expand Energy	1,200	111,576
Exxon Mobil	20,630	2,996,714
Halliburton	8,943	347,435
HF Sinclair	7,921	553,599
Kinder Morgan	10,432	324,227
Marathon Petroleum	4,453	1,107,773
Occidental Petroleum	7,073	400,544
ONEOK	2,122	178,121
Ovintiv	2,291	128,388
Permian Resources, Cl A	20,832	400,599
Phillips 66	1,718	302,162
SLB	5,608	305,916
Targa Resources	2,215	564,980
TechnipFMC	16,586	1,134,814
Texas Pacific Land	309	121,437
Valero Energy	1,827	447,286
Williams	3,528	251,864
		14,287,271

FINANCIALS — 8.9%
Affirm Holdings, Cl A *	1,188	87,496
Aflac	4,970	558,727
Allstate	4,063	837,344
American Express	2,063	652,878
American International Group	3,061	227,218
Ameriprise Financial	3,182	1,418,249
Aon, Cl A	1,829	578,074
Apollo Global Management	1,250	160,888
Arch Capital Group *	3,563	318,318
Ares Management, Cl A	635	81,598
Arthur J Gallagher	634	127,504
Assurant	1,374	341,947
Assured Guaranty	9,901	734,753

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Bank of America	19,102	$985,663
Bank of New York Mellon	3,378	470,995
Bank OZK	3,480	168,397
Berkshire Hathaway, Cl B *	4,390	2,082,967
Blackrock	299	313,017
Blackstone, Cl A	606	70,884
Block, Cl A *	1,712	129,633
Brown & Brown	1,634	91,913
Capital One Financial	2,218	416,844
Carlyle Group	1,865	84,727
Cboe Global Markets	619	206,474
Charles Schwab	4,190	365,997
Chubb	1,111	346,332
Cincinnati Financial	1,043	164,189
Citigroup	18,973	2,388,701
Citizens Financial Group	7,899	491,792
CME Group, Cl A	567	155,097
Coinbase Global, Cl A *	552	104,345
Corpay *	460	166,428
East West Bancorp	7,581	928,976
Erie Indemnity, Cl A	92	19,602
F&G Annuities & Life	120	3,321
Fidelity National Financial	5,551	262,840
Fidelity National Information Services	1,909	82,068
Fifth Third Bancorp	4,565	227,930
First American Financial	1,494	98,948
First Citizens BancShares, Cl A	226	449,855
Fiserv *	1,563	88,403
Globe Life	250	38,310
Goldman Sachs Group	875	897,365
Hartford Insurance Group	5,317	675,950
Huntington Bancshares	10,403	170,193
Interactive Brokers Group, Cl A	744	64,706
Intercontinental Exchange	1,852	273,818
Jefferies Financial Group	1,907	100,537
JPMorgan Chase	25,550	7,647,370
KeyCorp	5,498	117,272
KKR	1,501	144,006
Loews	1,638	169,615
LPL Financial Holdings	607	166,178
M&T Bank	956	206,601

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Markel Group *	83	$150,694
Marsh & McLennan	1,350	215,959
Mastercard, Cl A	1,558	769,621
MetLife	3,567	294,955
Moody's	645	292,346
Morgan Stanley	9,062	1,884,896
MSCI, Cl A	334	210,881
Nasdaq	6,501	601,473
Northern Trust	1,193	197,382
PayPal Holdings	3,086	138,099
PNC Financial Services Group	1,227	271,314
Primerica	441	119,057
Principal Financial Group	1,341	138,954
Progressive	5,434	1,034,634
Prudential Financial	2,024	203,695
Raymond James Financial	1,436	205,937
Regions Financial	5,240	146,720
Robinhood Markets, Cl A *	2,500	235,750
S&P Global	645	273,480
SoFi Technologies *	5,288	96,347
State Street	2,168	337,428
Synchrony Financial	2,666	190,459
T Rowe Price Group	1,048	109,547
Toast, Cl A *	1,965	51,149
Tradeweb Markets, Cl A	569	57,042
Travelers	1,659	484,246
Truist Financial	2,612	125,925
US Bancorp	2,718	149,082
Visa, Cl A	3,470	1,132,469
Wells Fargo	8,847	685,996
Willis Towers Watson	576	143,810
WR Berkley	5,336	339,049
		39,451,649

HEALTH CARE — 5.0%
Abbott Laboratories	2,595	222,132
AbbVie	7,298	1,588,921
Agilent Technologies	872	118,182
Alnylam Pharmaceuticals *	566	170,921
Amgen	1,448	487,672

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Becton Dickinson	837	$123,139
Biogen *	433	84,868
Boston Scientific *	3,033	146,524
Bristol-Myers Squibb	7,874	450,235
Cardinal Health	1,086	213,725
Cencora, Cl A	1,527	411,313
Centene *	1,518	90,473
Cigna Group	1,411	391,411
CVS Health	1,888	171,770
Danaher	1,348	246,239
DexCom *	1,236	91,143
Edwards Lifesciences *	1,683	145,529
Elevance Health	524	206,032
Eli Lilly	4,622	5,107,310
GE HealthCare Technologies	1,401	87,338
Gilead Sciences	6,113	821,771
HCA Healthcare	4,393	1,662,926
Humana	402	122,779
IDEXX Laboratories *	562	316,704
Illumina *	388	63,229
Incyte *	1,003	97,030
Insmed *	376	40,198
Insulet *	229	33,191
Intuitive Surgical *	359	152,446
IQVIA Holdings *	779	141,942
Johnson & Johnson	7,830	1,764,334
Labcorp Holdings	724	188,283
McKesson	739	548,663
Medtronic	1,351	99,717
Merck	7,437	882,921
Mettler-Toledo International *	56	66,112
Moderna *	1,157	54,599
Natera *	208	46,461
Pfizer	8,711	228,054
Quest Diagnostics	2,540	495,046
Regeneron Pharmaceuticals	219	134,637
ResMed	470	89,568
Revolution Medicines *	73	11,496
Roivant Sciences *	2,942	88,231
STERIS	441	93,814
Stryker	778	237,360

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Tenet Healthcare *	409	$71,706
Thermo Fisher Scientific	410	201,929
United Therapeutics *	2,343	1,304,629
UnitedHealth Group	2,261	859,881
Universal Health Services, Cl B	187	27,323
Veeva Systems, Cl A *	247	43,062
Vertex Pharmaceuticals *	402	179,911
Viatris, Cl W	4,682	76,129
Waters *	492	188,825
West Pharmaceutical Services	357	115,243
Zimmer Biomet Holdings	971	79,942
Zoetis, Cl A	1,377	106,979
		22,291,948

INDUSTRIALS — 10.2%
3M	1,746	267,365
AECOM	1,309	90,805
Allison Transmission Holdings	3,317	376,579
AMETEK	1,976	446,280
API Group *	1,321	54,161
ATI *	609	106,672
Automatic Data Processing	1,387	307,692
Axon Enterprise *	214	96,026
Boeing *	866	200,176
Booz Allen Hamilton Holding, Cl A	948	75,063
Broadridge Financial Solutions	1,887	290,070
BWX Technologies	227	44,465
Carlisle	1,027	354,120
Carpenter Technology	145	68,002
Carrier Global	2,275	145,304
Caterpillar	975	853,973
CH Robinson Worldwide	666	118,981
Cintas	5,228	895,347
Comfort Systems USA	202	369,298
Copart *	10,645	348,837
CSX	8,564	387,607
Cummins	960	620,765
Curtiss-Wright	204	152,512
Deere	836	453,263
Delta Air Lines	6,635	547,255

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Dover	4,020	$849,667
Eaton	5,848	2,342,709
EMCOR Group	337	278,638
Emerson Electric	1,298	186,678
Equifax	434	71,953
Expeditors International of Washington	843	133,186
Fastenal	17,682	781,544
FedEx	863	355,340
Ferguson Enterprises	1,148	259,414
Fortive	1,040	60,653
FTAI Aviation	247	64,304
GE Vernova	518	501,590
General Dynamics	678	235,144
General Electric	6,296	2,038,393
HEICO	666	231,888
HEICO, Cl A	408	106,003
Honeywell International	1,348	320,635
Howmet Aerospace	8,152	2,105,254
Hubbell, Cl B	2,218	1,050,467
Illinois Tool Works	946	233,927
Ingersoll Rand	6,969	499,259
ITT	3,419	666,705
Jacobs Solutions	3,618	433,654
JB Hunt Transport Services	519	143,467
Johnson Controls International	3,300	442,398
L3Harris Technologies	574	180,913
Leidos Holdings	980	125,244
Lennox International	211	105,956
Lockheed Martin	587	311,374
MasTec *	91	34,432
NEXTracker, Cl A *	346	54,114
Norfolk Southern	690	210,422
Northrop Grumman	442	249,147
nVent Electric	647	108,043
Old Dominion Freight Line	4,295	967,019
Otis Worldwide	1,075	76,153
Owens Corning	582	73,227
PACCAR	5,516	608,801
Parker-Hannifin	1,826	1,542,294
Paychex	1,273	123,456
Pentair	1,060	75,090

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Quanta Services	6,306	$4,488,169
RBC Bearings *	110	62,916
Republic Services, Cl A	1,273	255,160
Rocket Lab *	425	60,979
Rockwell Automation	384	173,207
Rollins	3,031	144,276
RTX	3,586	644,261
Ryder System	524	131,445
Snap-on	1,532	568,694
Southwest Airlines	2,769	118,929
SS&C Technologies Holdings	1,535	103,643
Sterling Infrastructure *	85	73,171
Trane Technologies	5,538	2,499,299
TransDigm Group	148	186,231
Uber Technologies *	2,306	162,342
UL Solutions, Cl A	391	38,905
Union Pacific	1,260	330,926
United Airlines Holdings *	5,062	581,118
United Parcel Service, Cl B	1,416	151,073
United Rentals	3,404	3,389,261
Veralto	1,325	108,955
Verisk Analytics, Cl A	704	123,193
Vertiv Holdings, Cl A	3,089	975,228
Waste Management	1,190	251,637
Watsco	369	135,460
Westinghouse Air Brake Technologies	2,200	574,552
Woodward	207	72,456
WW Grainger	956	1,179,933
XPO *	2,812	602,471
Xylem	1,093	119,727
		45,216,790

INFORMATION TECHNOLOGY — 21.0%
Accenture, Cl A	1,021	190,998
Adobe *	481	124,680
Advanced Micro Devices *	2,516	1,298,508
Akamai Technologies *	646	96,603
Amkor Technology	674	46,883
Amphenol, Cl A	2,808	417,718
Analog Devices	1,132	468,478

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Apple	43,666	$13,626,412
Applied Materials	2,225	1,001,383
AppLovin, Cl A *	3,657	2,242,070
Arista Networks *	7,255	1,156,955
Astera Labs *	269	92,227
Atlassian, Cl A *	71	7,640
Autodesk *	507	117,274
Broadcom	12,929	5,776,289
Cadence Design Systems *	2,715	1,017,935
CDW	477	59,840
Ciena *	1,149	666,684
Cisco Systems	9,541	1,148,927
Cloudflare, Cl A *	211	51,024
Cognizant Technology Solutions, Cl A	2,305	128,515
Coherent *	776	280,501
Corning	2,622	475,001
Credo Technology Group Holding *	436	102,909
Crowdstrike Holdings, Cl A *	183	133,773
Datadog, Cl A *	214	52,933
Dell Technologies, Cl C	449	188,989
Entegris	522	72,448
F5 *	151	57,901
Fabrinet *	36	23,550
Fair Isaac *	607	759,108
First Solar *	662	203,095
Flex *	3,939	593,922
Fortinet *	7,107	980,553
Gartner *	197	31,953
GLOBALFOUNDRIES *	853	68,214
Hewlett Packard Enterprise	8,859	381,291
HP	3,476	93,991
HubSpot *	117	25,814
Intel *	6,524	748,172
International Business Machines	3,550	1,057,190
Intuit	556	184,331
IonQ *	1,236	89,079
Jabil	614	223,840
Keysight Technologies *	3,760	1,272,121
KLA	2,462	4,731,250
Lam Research	15,287	4,864,018
Marvell Technology	1,746	357,930

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Microchip Technology	1,633	$154,563
Micron Technology	5,791	5,623,061
Microsoft	31,196	14,045,687
MKS Instruments	179	58,043
MongoDB, Cl A *	275	92,276
Monolithic Power Systems	160	250,594
Motorola Solutions	1,226	494,421
NetApp	1,536	267,709
NVIDIA	56,572	11,944,612
NXP Semiconductors	933	299,820
ON Semiconductor *	2,481	299,258
Oracle	5,273	1,190,538
Palantir Technologies, Cl A *	1,804	282,398
Palo Alto Networks *	872	245,634
PTC *	603	83,654
Pure Storage, Cl A *	1,082	86,030
Qnity Electronics Inc	706	110,136
QUALCOMM	2,851	715,658
Roper Technologies	279	90,823
Salesforce	1,927	368,250
Samsara, Cl A *	1,017	35,585
Sandisk Corp *	670	1,135,637
Seagate Technology Holdings	948	834,050
ServiceNow *	1,075	133,698
SiTime *	63	44,743
Snowflake, Cl A *	454	116,020
Super Micro Computer *	1,094	50,422
Synopsys *	1,360	646,843
TD SYNNEX	2,649	692,131
TE Connectivity	1,517	323,743
Teledyne Technologies *	1,047	648,962
Teradyne	1,002	375,059
Texas Instruments	1,286	393,104
Trimble *	1,270	71,641
TTM Technologies *	262	45,515
Twilio, Cl A *	899	171,385
Tyler Technologies *	201	62,943
Ubiquiti	746	435,560
VeriSign	224	63,925
Western Digital	3,917	2,080,750
Workday, Cl A *	187	27,338

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Zoom Communications, Cl A *	880	$89,399
Zscaler *	223	31,160
		93,003,698

MATERIALS — 1.9%
Air Products & Chemicals	607	169,122
Albemarle	538	94,914
Alcoa	414	32,143
Amcor	1,966	76,320
Ball	943	51,554
CF Industries Holdings	658	73,926
Corteva	4,158	325,488
CRH	1,864	202,785
Dow	2,508	84,645
DuPont de Nemours	1,280	61,978
Ecolab	1,066	272,896
Freeport-McMoRan	4,159	273,288
International Flavors & Fragrances	901	68,521
International Paper	1,922	64,329
Linde	1,337	665,412
LyondellBasell Industries, Cl A	1,209	80,580
Martin Marietta Materials	357	207,645
Newmont	3,803	417,607
Nucor	4,473	1,118,250
Packaging Corp of America	1,762	385,719
PPG Industries	1,371	154,896
Reliance	2,656	1,011,325
Royal Gold	262	58,814
RPM International	881	93,360
Sherwin-Williams	837	254,314
Smurfit Westrock	2,133	87,773
Southern Copper	481	91,969
Steel Dynamics	6,300	1,638,945
Vulcan Materials	749	211,907
		8,330,425

REAL ESTATE — 0.1%
CBRE Group, Cl A *	4,705	588,313

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
REAL ESTATE — continued
Zillow Group, Cl C *	188	$6,580
		594,893

UTILITIES — 1.1%
Alliant Energy	411	29,432
Ameren	643	69,425
American Electric Power	1,473	186,585
American Water Works	677	83,454
Atmos Energy	848	143,422
CenterPoint Energy	4,401	185,986
CMS Energy	1,200	87,084
Consolidated Edison	5,221	551,494
Constellation Energy	829	238,545
Dominion Energy	1,856	124,241
DTE Energy	567	81,007
Duke Energy	1,248	153,167
Edison International	916	64,065
Entergy	2,360	257,358
Evergy	815	66,862
Eversource Energy	1,599	109,164
Exelon	4,665	212,911
FirstEnergy	3,280	152,159
NextEra Energy	2,800	243,628
NiSource	5,185	239,651
NRG Energy	2,150	288,272
PG&E	5,443	88,939
PPL	2,020	71,488
Public Service Enterprise Group	1,363	107,200
Sempra	1,587	141,449
Southern	1,572	144,703
Talen Energy *	99	38,293
Vistra	2,002	320,780
WEC Energy Group	759	84,287
Xcel Energy	1,327	105,496
		4,670,547

		297,380,831
Total Common Stock
(Cost $116,481,021)		298,931,459

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2026 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — 32.2%

	Shares	Value
EQUITY FUNDS — 32.2%
AQR Large Cap Defensive Style Fund, Cl R6*	47,410	$887,036
Avantis US Small Capital Value ETF	91,033	10,928,512
DFA Real Estate Securities Portfolio, Cl I *	372,044	16,634,103
DFA US Small Cap Portfolio, Cl I *	139,875	8,295,995
DFA US Targeted Value Portfolio, Cl I *	426,371	17,830,823
Dimensional US Small Cap ETF	139,058	10,918,834
Dimensional US Targeted Value ETF	221,390	14,875,194
iShares MSCI USA Min Vol Factor ETF	213,786	20,651,728
iShares MSCI USA Momentum Factor ETF	41,943	13,246,019
Vanguard Small Cap Value ETF	24,725	5,806,172
Vanguard US Momentum Factor ETF	22,854	5,322,697
Vanguard US Quality Factor ETF	33,879	5,571,517
Vanguard US Value Factor ETF	80,397	11,749,756
Total Registered Investment Companies
(Cost $86,320,959)		142,718,386

RIGHTS — 0.0%
	Number of
	Rights
Abiomed(1)	362	5,651

Total Rights
(Cost $–)		5,651

SHORT-TERM INVESTMENT — 0.4%
	Shares
DWS Government Money Market Series, Institutional Shares, 3.630% (A)
(Cost $1,826,335)	1,826,335	1,826,335

Total Investments — 100.0%
(Cost $204,628,315)		$443,481,831

A list of open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
S&P 500 Index E-Mini	2	Jun-2026	$672,120	$759,575	$87,455

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2026 (UNAUDITED)

Percentages are based on Net Assets of $443,482,587.

*	Non-income producing security.

(1)	Level 3 security in accordance with fair value hierarchy.

(A)	The rate reported is the 7-day effective yield as of May 31, 2026.

Cl — Class

ETF — Exchange-Traded Fund

Min — Minimum

S&P— Standard & Poor's

Vol — Volatility

Amounts designated as “—” are $0.

SYM-QH-001-0900

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 63.2%

	Shares	Value
EQUITY FUNDS — 63.2%
AQR International Multi-Style Fund, Cl R6 *	190,686	$3,523,875
Avantis Emerging Markets Equity ETF	160,403	15,549,467
Avantis International Equity ETF	46,069	4,222,224
Avantis International Small Cap Value ETF	64,551	7,114,811
DFA Emerging Markets Portfolio, Cl I *	413,063	19,430,500
DFA Emerging Markets Small Cap Portfolio, Cl I *	355,959	10,490,125
DFA Emerging Markets Targeted Value Portfolio, Cl I *	134,485	2,025,347
DFA International High Relative Profitability Portfolio, Cl I *	694,600	11,537,309
DFA International Real Estate Securities, Cl I *	1,441,442	5,477,481
DFA International Small Cap Growth Portfolio, Cl I *	78,161	1,579,634
DFA International Small Cap Value Portfolio, Cl I *	358,850	12,387,504
DFA International Value Portfolio, Cl I *	377,575	12,146,581
DFA Large Cap International Portfolio, Cl I *(A)	654,327	25,047,635
Dimensional Emerging Markets High Profitability ETF	177,494	7,634,017
iShares MSCI EAFE Min Vol Factor ETF	64,757	5,889,002
iShares MSCI Emerging Markets Min Vol Factor ETF	108,071	8,158,280
Schwab International Small-Cap Equity ETF	46,236	2,348,326
Total Registered Investment Companies
(Cost $85,137,817)		154,562,118

COMMON STOCK — 34.4%
AUSTRALIA — 0.3%
COMMUNICATION SERVICES — 0.1%
REA Group	1,089	116,495

CONSUMER DISCRETIONARY — 0.0%
Wesfarmers	1,889	108,100

MATERIALS — 0.2%
Anglogold Ashanti	692	66,205

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
AUSTRALIA — continued
MATERIALS — continued
Fortescue	30,993	$497,776
		563,981

		788,576
AUSTRIA — 0.2%
ENERGY — 0.1%
OMV	1,352	97,290

FINANCIALS — 0.1%
Erste Group Bank	2,598	309,674

		406,964
BRAZIL — 0.3%
INDUSTRIALS — 0.1%
WEG	8,000	69,937

MATERIALS — 0.1%
Wheaton Precious Metals	1,709	229,776

UTILITIES — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	54,725	302,082

		601,795
CANADA — 2.7%
CONSUMER DISCRETIONARY — 0.1%
Dollarama	865	110,615

CONSUMER STAPLES — 0.1%
George Weston	2,661	186,414

ENERGY — 0.7%
Canadian Natural Resources	11,994	545,478
Cenovus Energy	5,433	149,987

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CANADA — continued
ENERGY — continued
Imperial Oil	9,043	$1,072,907
		1,768,372

FINANCIALS — 1.1%
Canadian Imperial Bank of Commerce	691	75,428
Intact Financial	1,902	373,695
National Bank of Canada	6,172	901,368
Royal Bank of Canada	6,482	1,243,318
Sun Life Financial	402	28,891
		2,622,700

INDUSTRIALS — 0.3%
Canadian Pacific Kansas City	3,830	341,982
RB Global	1,530	162,772
WSP Global	1,891	267,825
		772,579

INFORMATION TECHNOLOGY — 0.0%
Celestica *	89	34,409
Constellation Software	28	57,331
		91,740

MATERIALS — 0.4%
Agnico Eagle Mines	1,914	351,910
Barrick Mining	5,561	237,582
Kinross Gold	8,994	273,215
Lundin Gold	1,345	89,803
Pan American Silver	884	50,482
		1,002,992

UTILITIES — 0.0%
Hydro One	1,413	58,113

		6,613,525

CHILE — 0.2%
MATERIALS — 0.2%
Antofagasta	7,299	402,081

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CHILE — continued
MATERIALS — continued
Lundin Mining	5,741	$171,483
		573,564

CHINA — 3.2%
CONSUMER DISCRETIONARY — 0.4%
BYD, Cl A	1,800	25,571
BYD, Cl H	7,500	87,305
China Tourism Group Duty Free, Cl A	1,900	16,702
Geely Automobile Holdings	45,000	108,066
Great Wall Motor, Cl H	82,500	108,746
Haier Smart Home, Cl A	8,942	27,586
Midea Group, Cl A	1,700	20,303
Pop Mart International Group	11,000	242,442
SAIC Motor, Cl A	6,200	11,287
		648,008

CONSUMER STAPLES — 0.0%
Foshan Haitian Flavouring & Food, Cl A	3,912	20,767
Inner Mongolia Yili Industrial Group, Cl A	7,400	29,420
Kweichow Moutai, Cl A	300	58,738
Luzhou Laojiao, Cl A	900	12,109
Yonghui Superstores, Cl A *	17,300	9,427
		130,461

ENERGY — 0.8%
China Coal Energy, Cl H	72,000	116,227
China Petroleum & Chemical, Cl A	33,400	23,935
China Shenhua Energy, Cl H	116,000	666,863
PetroChina, Cl A	13,400	21,522
PetroChina, Cl H	682,000	948,078
		1,776,625

FINANCIALS — 1.4%
Agricultural Bank of China, Cl A	21,800	20,355
Agricultural Bank of China, Cl H	1,071,000	788,813
Bank of Beijing, Cl A	21,900	16,469
Bank of China, Cl A	12,000	10,390
Bank of China, Cl H	636,000	422,783

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CHINA — continued
FINANCIALS — continued
Bank of Communications, Cl A	15,200	$14,958
Bank of Ningbo, Cl A	6,868	31,496
Bank of Shanghai, Cl A	15,700	20,949
China CITIC Bank, Cl H	384,000	357,260
China Construction Bank, Cl H	259,000	280,630
China Everbright Bank, Cl A	28,900	13,235
China Merchants Bank, Cl A	6,500	36,516
China Merchants Securities, Cl A	9,300	23,359
China Pacific Insurance Group, Cl A	4,500	21,398
China Taiping Insurance Holdings	174,800	443,803
CITIC Securities, Cl A	7,150	27,537
Guotai Haitong Securities, Cl A	9,520	21,648
Huatai Securities, Cl A	7,500	20,151
Huaxia Bank, Cl A	9,800	9,715
Industrial & Commercial Bank of China, Cl A	10,600	11,308
Industrial & Commercial Bank of China, Cl H	305,000	258,291
Industrial Bank, Cl A	7,500	20,503
New China Life Insurance, Cl A	2,800	24,707
New China Life Insurance, Cl H	52,900	327,581
PICC Property & Casualty, Cl H	222,000	412,028
Ping An Bank, Cl A	9,600	15,507
Ping An Insurance Group of China, Cl A	3,500	27,668
Shanghai Pudong Development Bank, Cl A	11,600	16,067
Shenwan Hongyuan Group, Cl A	28,000	18,248
		3,713,373

HEALTH CARE — 0.0%
Akeso *	2,000	30,208
Hansoh Pharmaceutical Group	12,000	48,056
Jiangsu Hengrui Pharmaceuticals, Cl A	5,204	38,598
		116,862

INDUSTRIALS — 0.1%
Airtac International Group	1,046	46,450
COSCO SHIPPING Holdings, Cl H	118,700	214,641
NARI Technology, Cl A	9,868	36,303
Sany Heavy Industry, Cl A	13,200	35,047

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CHINA — continued
INDUSTRIALS — continued
Sinotruk Hong Kong	3,000	$14,263
		346,704

INFORMATION TECHNOLOGY — 0.3%
AAC Technologies Holdings	33,000	191,789
BOE Technology Group, Cl A	175,400	132,454
BYD Electronic International	14,000	52,115
Luxshare Precision Industry, Cl A	8,969	97,195
		473,553

MATERIALS — 0.2%
Anhui Conch Cement, Cl A	4,300	12,789
Baoshan Iron & Steel, Cl A	31,100	27,732
China Hongqiao Group	140,000	501,989
		542,510

REAL ESTATE — 0.0%
China Fortune Land Development, Cl A *	55,600	10,513
China Merchants Shekou Industrial Zone Holdings, Cl A	8,400	10,949
China Vanke, Cl A *	16,400	8,601
Poly Developments and Holdings Group, Cl A	10,300	8,782
		38,845

		7,786,941

CÔTE D'IVOIRE — 0.0%
MATERIALS — 0.0%
Endeavour Mining	475	29,197

DENMARK — 0.2%
FINANCIALS — 0.2%
Danske Bank	7,431	390,878

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
DENMARK — continued
INDUSTRIALS — 0.0%
DSV Panalpina	419	$104,816

		495,694

FINLAND — 0.1%
ENERGY — 0.1%
Neste	7,312	240,419

UTILITIES — 0.0%
Fortum	3,962	92,610

		333,029

FRANCE — 0.4%
COMMUNICATION SERVICES — 0.1%
Orange	6,646	139,005

CONSUMER DISCRETIONARY — 0.1%
Hermes International SCA	135	252,278

CONSUMER STAPLES — 0.0%
L'Oreal	162	71,482

INDUSTRIALS — 0.1%
Safran	678	241,132

MATERIALS — 0.1%
Air Liquide	1,282	264,840

		968,737

GERMANY — 1.3%
FINANCIALS — 0.4%
Commerzbank	3,741	161,042
Deutsche Boerse	408	117,549
Hannover Rueck	1,042	281,382

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
GERMANY — continued
FINANCIALS — continued
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	846	$444,294
		1,004,267

INDUSTRIALS — 0.8%
Rheinmetall	237	356,819
Siemens	4,123	1,292,725
Siemens Energy	2,099	397,370
		2,046,914

MATERIALS — 0.1%
Heidelberg Materials	652	144,258

		3,195,439

HONG KONG — 0.0%
INDUSTRIALS — 0.0%
Techtronic Industries	4,000	59,382

HUNGARY — 0.2%
ENERGY — 0.0%
MOL Hungarian Oil & Gas	2,037	25,875

FINANCIALS — 0.1%
OTP Bank Nyrt	1,065	146,230

HEALTH CARE — 0.1%
Richter Gedeon Nyrt	6,053	256,233

		428,338

ITALY — 2.5%
CONSUMER DISCRETIONARY — 0.1%
Ferrari	455	154,805

FINANCIALS — 1.7%
BPER Banca SPA	2,340	31,679
Intesa Sanpaolo	375,784	2,539,571

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
ITALY — continued
FINANCIALS — continued
UniCredit	18,597	$1,605,086
		4,176,336

INDUSTRIALS — 0.7%
Leonardo	12,970	823,660
Prysmian	4,988	859,267
		1,682,927

		6,014,068

JAPAN — 5.5%
COMMUNICATION SERVICES — 0.2%
SoftBank Group	11,500	540,984

CONSUMER DISCRETIONARY — 0.3%
Panasonic Holdings	6,900	159,418
Sekisui House	1,400	29,394
Sony	4,900	105,694
Sumitomo Electric Industries	5,200	401,080
		695,586

CONSUMER STAPLES — 0.6%
Ajinomoto	12,000	387,732
Japan Tobacco	28,300	1,090,168
		1,477,900

ENERGY — 0.2%
Idemitsu Kosan	60,200	528,555
Inpex	900	20,238
		548,793

FINANCIALS — 1.3%
Japan Post Insurance	1,800	16,143
Mitsubishi HC Capital	28,800	235,484
Mitsubishi UFJ Financial Group	19,500	366,480
Mizuho Financial Group	32,900	1,478,723
ORIX	7,000	272,994
Sompo Holdings	3,300	121,942

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
FINANCIALS — continued
Sumitomo Mitsui Financial Group	13,700	$499,679
		2,991,445

HEALTH CARE — 0.2%
Chugai Pharmaceutical	3,300	163,206
Daiichi Sankyo	5,700	95,934
Hoya	1,400	237,758
Otsuka Holdings	1,500	110,205
		607,103

INDUSTRIALS — 1.6%
Ebara	2,600	92,452
Fuji Electric	1,100	106,754
Fujikura	13,600	405,287
Hitachi	9,000	291,326
ITOCHU	60,500	731,428
Kajima	400	14,773
Marubeni	14,600	477,251
Mitsubishi Electric	600	24,392
Mitsubishi Heavy Industries	5,000	118,194
Mitsui	12,000	398,829
Nippon Yusen	22,000	733,048
Obayashi	17,900	363,287
Taisei	700	61,343
Toyota Tsusho	900	39,212
		3,857,576

INFORMATION TECHNOLOGY — 0.8%
Advantest	4,500	735,730
Fujitsu	18,000	383,402
Lasertec	800	202,275
Murata Manufacturing	2,100	132,268
Nomura Research Institute	3,300	105,713
Renesas Electronics	4,200	116,918
TDK	8,700	225,350
		1,901,656

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
MATERIALS — 0.1%
Nippon Sanso Holdings	2,500	$96,878
Nitto Denko	900	16,866
Sumitomo Metal Mining	2,200	124,721
		238,465

UTILITIES — 0.2%
Tokyo Gas	11,500	459,763

		13,319,271

MALAYSIA — 0.1%
COMMUNICATION SERVICES — 0.1%
Telekom Malaysia	63,100	117,793

MEXICO — 0.6%
COMMUNICATION SERVICES — 0.0%
America Movil ADR	3,259	82,713

CONSUMER STAPLES — 0.2%
Arca Continental	14,900	193,364
Coca-Cola Femsa ADR	1,424	153,165
Grupo Bimbo, Ser A	5,900	20,313
		366,842

FINANCIALS — 0.1%
Grupo Financiero Inbursa, Cl O	40,800	101,665

INDUSTRIALS — 0.2%
Grupo Aeroportuario del Sureste ADR	334	98,998
Grupo Carso	24,400	191,940
Promotora y Operadora de Infraestructura	7,800	125,591
		416,529

MATERIALS — 0.1%
Fresnillo	1,362	59,845
Grupo Mexico	24,500	302,827

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
MEXICO — continued
MATERIALS — continued
Industrias Penoles	1,055	$61,461
		424,133

		1,391,882

NETHERLANDS — 1.0%
FINANCIALS — 0.3%
NN Group	9,903	826,665

INFORMATION TECHNOLOGY — 0.7%
ASML Holding	1,035	1,673,525

		2,500,190

NORWAY — 0.3%
COMMUNICATION SERVICES — 0.2%
Telenor	32,847	536,766

ENERGY — 0.1%
Equinor	7,619	275,424

		812,190

PHILIPPINES — 0.0%
INDUSTRIALS — 0.0%
International Container Terminal Services	1,570	19,183

POLAND — 0.1%
CONSUMER DISCRETIONARY — 0.0%
LPP	3	18,634

CONSUMER STAPLES — 0.0%
Dino Polska *	2,830	24,034

FINANCIALS — 0.1%
Bank Polska Kasa Opieki	1,756	117,222

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
POLAND — continued
FINANCIALS — continued
Powszechna Kasa Oszczednosci Bank Polski	5,789	$164,308
		281,530

		324,198

ROMANIA — 0.0%
REAL ESTATE — 0.0%
NEPI Rockcastle	5,267	46,098

RUSSIA — 0.0%
FINANCIALS — 0.0%
Evraz *	29,556	—

SINGAPORE — 0.1%
COMMUNICATION SERVICES — 0.1%
Singapore Telecommunications	43,800	149,040

SOUTH AFRICA — 0.5%
COMMUNICATION SERVICES — 0.1%
MTN Group	23,681	316,016

CONSUMER STAPLES — 0.0%
Shoprite Holdings	2,080	36,546

FINANCIALS — 0.1%
Discovery	9,624	164,681
FirstRand	6,672	37,973
		202,654

MATERIALS — 0.3%
Gold Fields ADR	1,863	74,259
Harmony Gold Mining ADR	19,012	347,349
Impala Platinum Holdings	1,389	19,794
Northam Platinum Holdings	2,039	39,677

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
SOUTH AFRICA — continued
MATERIALS — continued
Sibanye Stillwater	68,981	$206,279
		687,358

		1,242,574

SOUTH KOREA — 4.6%
CONSUMER DISCRETIONARY — 0.3%
Hyundai Mobis	40	20,370
Hyundai Motor	248	118,655
Kia	5,045	565,949
		704,974

CONSUMER STAPLES — 0.1%
APR	313	82,049
KT&G	2,730	333,458
		415,507

ENERGY — 0.0%
HD Hyundai	196	36,106
S-Oil	1,151	82,082
		118,188

FINANCIALS — 0.6%
DB Insurance	1,519	144,092
Hana Financial Group	2,771	212,040
KB Financial Group	4,476	448,436
Korea Investment Holdings	308	48,739
Meritz Financial Group *	2,356	160,846
NH Investment & Securities	14,968	300,949
Samsung Fire & Marine Insurance	151	56,984
Samsung Life Insurance	441	113,938
		1,486,024

INDUSTRIALS — 1.1%
Hanwha Aerospace	532	414,815
HD Hyundai Electric	21	14,707
HD Hyundai Heavy Industries	334	154,339

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
SOUTH KOREA — continued
INDUSTRIALS — continued
HD Korea Shipbuilding & Offshore Engineering	186	$52,230
Hyosung Heavy Industries	30	73,538
Hyundai Glovis	84	13,532
Hyundai Rotem	125	16,638
LS Electric	2,560	412,575
Samsung C&T	433	124,870
SK Holdings	294	132,344
SK Square	1,157	959,406
		2,368,994

INFORMATION TECHNOLOGY — 2.5%
Hanmi Semiconductor	455	85,466
Samsung Electro-Mechanics	529	747,787
Samsung Electronics	10,110	2,121,014
SK hynix	2,011	3,131,143
		6,085,410

		11,179,097

SPAIN — 1.8%
FINANCIALS — 1.6%
Banco Bilbao Vizcaya Argentaria	35,047	818,580
Banco Santander	122,982	1,537,992
CaixaBank	110,550	1,492,597
		3,849,169

UTILITIES — 0.2%
Iberdrola	23,846	541,347

		4,390,516

SWEDEN — 0.9%
COMMUNICATION SERVICES — 0.4%
Tele2, Cl B	28,241	530,067
Telia	94,124	504,511
		1,034,578

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
SWEDEN — continued
FINANCIALS — 0.3%
Investor, Cl B	11,172	$459,074
Skandinaviska Enskilda Banken, Cl A	15,724	314,240
		773,314

INDUSTRIALS — 0.2%
Alfa Laval	4,917	275,814
Atlas Copco, Cl A	10,740	205,363
		481,177

		2,289,069

SWITZERLAND — 0.4%
CONSUMER STAPLES — 0.0%
Chocoladefabriken Lindt & Spruengli	5	59,572

FINANCIALS — 0.4%
Swiss Life Holding	127	137,880
Zurich Insurance Group	1,088	772,631
		910,511

REAL ESTATE — 0.0%
Swiss Prime Site	199	33,358

		1,003,441

TAIWAN — 3.8%
FINANCIALS — 0.5%
CTBC Financial Holding	75,000	144,812
E.Sun Financial Holding	279,614	276,368
Fubon Financial Holding	67,850	237,961
Mega Financial Holding	57,465	73,350
SinoPac Financial Holdings	58,263	55,798
Taiwan Cooperative Financial Holding	164,796	120,462
TS Financial Holding	216,533	161,171
Yuanta Financial Holding	195,329	371,286
		1,441,208

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
TAIWAN — continued
INDUSTRIALS — 0.0%
Evergreen Marine Taiwan	14,600	$99,153

INFORMATION TECHNOLOGY — 3.3%
Accton Technology	15,000	1,147,715
ASE Technology Holding	20,000	382,107
Delta Electronics	8,000	613,810
Hon Hai Precision Industry	81,000	741,458
Inventec	15,000	33,273
Lite-On Technology	70,000	517,055
MediaTek	5,000	679,758
Novatek Microelectronics	25,000	380,523
Quanta Computer	4,000	42,931
Realtek Semiconductor	21,000	387,070
Taiwan Semiconductor Manufacturing	11,000	814,939
United Microelectronics	310,000	1,395,605
Wiwynn	1,000	170,929
Zhen Ding Technology Holding	33,000	538,596
		7,845,769

		9,386,130

THAILAND — 0.2%
COMMUNICATION SERVICES — 0.1%
Advanced Info Service NVDR	20,700	224,212

ENERGY — 0.0%
PTT Exploration & Production NVDR	4,900	21,323

INFORMATION TECHNOLOGY — 0.1%
Delta Electronics Thailand NVDR	10,000	107,843

		353,378

TÜRKIYE — 0.2%
CONSUMER DISCRETIONARY — 0.0%
Ford Otomotiv Sanayi	33,060	59,690

FINANCIALS — 0.2%
Akbank	46,343	63,258

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
TÜRKIYE — continued
FINANCIALS — continued
Haci Omer Sabanci Holding	142,793	$281,482
Turkiye Is Bankasi, Cl C	558,779	157,394
		502,134

INDUSTRIALS — 0.0%
Turk Hava Yollari AO	3,202	20,552

		582,376

UNITED KINGDOM — 1.1%
COMMUNICATION SERVICES — 0.0%
BT Group, Cl A	16,340	45,821

CONSUMER DISCRETIONARY — 0.0%
Next	430	76,265

CONSUMER STAPLES — 0.5%
British American Tobacco	12,891	797,647
Imperial Brands	6,635	240,595
Tesco	18,090	104,859
		1,143,101

FINANCIALS — 0.0%
HSBC Holdings	2,844	53,405

HEALTH CARE — 0.0%
AstraZeneca	170	31,563

INDUSTRIALS — 0.5%
BAE Systems	17,152	466,647
Rolls-Royce Holdings	39,847	716,917
		1,183,564

UTILITIES — 0.1%
Centrica	35,806	90,328

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — continued
UTILITIES — continued
SSE	1,149	$35,933
		126,261

		2,659,980

UNITED STATES — 1.6%
ENERGY — 0.6%
BP	82,590	583,369
Shell	18,316	773,946
Tenaris	5,936	180,822
		1,538,137

INDUSTRIALS — 0.7%
AP Moller - Maersk, Cl B	60	148,978
Schneider Electric	4,005	1,257,902
Sunbelt Rentals Holdings	2,476	194,056
		1,600,936

MATERIALS — 0.3%
Southern Copper	4,496	859,992

		3,999,065

Total Common Stock
(Cost $33,939,650)		84,060,720

PREFERRED STOCK — 0.0%
BRAZIL — 0.0%
UTILITIES — 0.0%
Cia Energetica de Minas Gerais(1)	9,294	20,431

Total Preferred Stock
(Cost $12,407)		20,431

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2026 (UNAUDITED)

WARRANTS — 0.0%

	Number of Warrant	Value
Constellation Software, Expires 08/22/28(2)	28	$—

Total Warrants
(Cost $–)		—

SHORT-TERM INVESTMENT — 2.0%

	Shares
DWS Government Money Market Series, Institutional Shares, 3.630% (B)
(Cost $4,871,256)	4,871,256	4,871,256

Total Investments — 99.6%
(Cost $123,961,130)		$243,514,525

A list of open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
IFSC Nifty50 Index	90	Jun-2026	$4,297,552	$4,270,050	$(27,502)
MSCI EAFE Index	1	Jun-2026	152,101	155,565	3,464
MSCI Emerging Markets Index	8	Jun-2026	693,848	699,400	5,552
			$5,143,501	$5,125,015	$(18,486)

Percentages are based on Net Assets of $244,398,953.

*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available.
(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities and Exchange Commission's website https://www.sec.gov.
(B)	The rate reported is the 7-day effective yield as of May 31, 2026.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2026 (UNAUDITED)

IFSC — International Financial Service Centre
Min — Minimum
NVDR — Non-Voting Depositary Receipt
NYRT — Nyilvánosan működő Részvénytársaság (public limited company)
Ser — Series
Vol — Volatility

Amounts designated as “—” are $0.

SYM-QH-001-0900

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 58.2%

	Shares	Value
AUSTRALIA — 0.3%
COMMUNICATION SERVICES — 0.0%
REA Group	734	$78,519

CONSUMER DISCRETIONARY — 0.0%
Wesfarmers	1,077	61,633

MATERIALS — 0.3%
Anglogold Ashanti	4,828	466,473
Fortescue	24,313	390,489
		856,962

		997,114
AUSTRIA — 0.1%
FINANCIALS — 0.1%
Erste Group Bank	2,210	263,426

BELGIUM — 0.0%
HEALTH CARE — 0.0%
UCB	94	27,601

BRAZIL — 0.1%
COMMUNICATION SERVICES — 0.0%
TIM	8,000	35,333

FINANCIALS — 0.0%
Banco Bradesco ADR	11,367	39,671

MATERIALS — 0.0%
Wheaton Precious Metals	1,224	164,567

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
BRAZIL — continued
UTILITIES — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	35,061	$194,679

		434,250
CANADA — 1.1%
CONSUMER DISCRETIONARY — 0.0%
Dollarama	718	91,817

CONSUMER STAPLES — 0.0%
George Weston	1,536	107,603

ENERGY — 0.3%
Canadian Natural Resources	12,835	583,726
Cenovus Energy	1,070	29,539
Imperial Oil	6,944	823,871
		1,437,136

FINANCIALS — 0.4%
Fairfax Financial Holdings	12	18,677
Intact Financial	1,593	312,984
National Bank of Canada	4,302	628,270
Royal Bank of Canada	1,750	335,669
Sun Life Financial	315	22,638
		1,318,238

INDUSTRIALS — 0.2%
Canadian Pacific Kansas City	3,055	272,782
RB Global	1,078	114,685
WSP Global	1,366	193,468
		580,935

INFORMATION TECHNOLOGY — 0.0%
Celestica *	184	71,138
Constellation Software	22	45,046
		116,184

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CANADA — continued
MATERIALS — 0.2%
Agnico Eagle Mines	1,438	$264,392
Barrick Mining	3,683	157,349
Kinross Gold	6,213	188,736
Lundin Gold	1,396	93,208
Pan American Silver	2,951	168,522
		872,207

UTILITIES — 0.0%
Hydro One	1,426	58,647

		4,582,767
CHILE — 0.1%
MATERIALS — 0.1%
Antofagasta	5,161	284,305
Lundin Mining	4,260	127,245
		411,550

CHINA — 1.4%
CONSUMER DISCRETIONARY — 0.1%
BYD, Cl A	1,200	17,047
BYD, Cl H	3,000	34,922
China Tourism Group Duty Free, Cl A	1,400	12,307
Geely Automobile Holdings	38,000	91,255
Great Wall Motor, Cl H	60,500	79,747
Haier Smart Home, Cl A	5,141	15,860
Midea Group, Cl A	900	10,749
Pop Mart International Group	8,400	185,137
SAIC Motor, Cl A	4,600	8,374
		455,398

CONSUMER STAPLES — 0.0%
Foshan Haitian Flavouring & Food, Cl A	3,088	16,393
Inner Mongolia Yili Industrial Group, Cl A	4,100	16,300
Jiangsu Yanghe Distillery, Cl A	1,000	6,706
Kweichow Moutai, Cl A	200	39,159
Luzhou Laojiao, Cl A	700	9,418
Wuliangye Yibin, Cl A	800	10,033

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CHINA — continued
CONSUMER STAPLES — continued
Yonghui Superstores, Cl A *	14,000	$7,629
		105,638

ENERGY — 0.3%
China Coal Energy, Cl H	84,000	135,598
China Petroleum & Chemical, Cl A	17,600	12,612
China Shenhua Energy, Cl H	100,500	577,757
PetroChina, Cl A	9,300	14,937
PetroChina, Cl H	484,000	672,829
		1,413,733

FINANCIALS — 0.8%
Agricultural Bank of China, Cl A	16,700	15,593
Agricultural Bank of China, Cl H	831,000	612,048
Bank of Beijing, Cl A	15,300	11,506
Bank of China, Cl A	10,200	8,832
Bank of Communications, Cl A	12,100	11,907
Bank of Ningbo, Cl A	4,440	20,361
Bank of Shanghai, Cl A	11,197	14,941
China CITIC Bank, Cl H	280,000	260,502
China Construction Bank, Cl H	212,000	229,705
China Everbright Bank, Cl A	26,600	12,182
China Life Insurance, Cl H	7,000	25,824
China Merchants Bank, Cl A	5,000	28,089
China Merchants Securities, Cl A	5,500	13,815
China Pacific Insurance Group, Cl A	2,800	13,314
China Pacific Insurance Group, Cl H	5,400	21,677
China Taiping Insurance Holdings	144,200	366,112
CITIC Securities, Cl A	1,800	6,932
Guotai Haitong Securities, Cl A	7,145	16,247
Huatai Securities, Cl A	7,100	19,076
Huaxia Bank, Cl A	7,100	7,039
Industrial & Commercial Bank of China, Cl A	10,100	10,775
Industrial & Commercial Bank of China, Cl H	245,000	207,480
Industrial Bank, Cl A	5,400	14,762
New China Life Insurance, Cl A	2,000	17,648
New China Life Insurance, Cl H	40,700	252,033
PICC Property & Casualty, Cl H	168,000	311,805
Ping An Bank, Cl A	7,000	11,307

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CHINA — continued
FINANCIALS — continued
Ping An Insurance Group of China, Cl A	1,200	$9,486
Shanghai Pudong Development Bank, Cl A	10,000	13,851
Shenwan Hongyuan Group, Cl A	19,800	12,904
		2,577,753

HEALTH CARE — 0.0%
Hansoh Pharmaceutical Group	14,000	56,066
Jiangsu Hengrui Pharmaceuticals, Cl A	3,520	26,108
		82,174

INDUSTRIALS — 0.1%
Airtac International Group	1,046	46,450
China Communications Services, Cl H	22,000	11,594
COSCO SHIPPING Holdings, Cl H	96,250	174,045
NARI Technology, Cl A	8,783	32,311
Sany Heavy Industry, Cl A	11,400	30,268
		294,668

INFORMATION TECHNOLOGY — 0.0%
AAC Technologies Holdings	22,000	127,859
BOE Technology Group, Cl A	132,800	100,285
BYD Electronic International	11,000	40,947
Luxshare Precision Industry, Cl A	6,615	71,685
Xiaomi, Cl B *	4,800	17,191
		357,967

MATERIALS — 0.1%
Anhui Conch Cement, Cl A	4,988	14,836
Baoshan Iron & Steel, Cl A	24,600	21,936
China Hongqiao Group	105,500	378,285
		415,057

REAL ESTATE — 0.0%
China Fortune Land Development, Cl A *	57,700	10,910
China Merchants Shekou Industrial Zone Holdings, Cl A	6,200	8,081

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CHINA — continued
REAL ESTATE — continued
Poly Developments and Holdings Group, Cl A	7,500	$6,395
		25,386

		5,727,774
CÔTE D'IVOIRE — 0.0%
MATERIALS — 0.0%
Endeavour Mining	624	38,355

DENMARK — 0.1%
FINANCIALS — 0.1%
Danske Bank	7,177	377,518

INDUSTRIALS — 0.0%
DSV Panalpina	413	103,315

		480,833
FINLAND — 0.1%
ENERGY — 0.1%
Neste	4,464	146,776

INDUSTRIALS — 0.0%
Wartsila Abp	1,330	53,976

		200,752
FRANCE — 0.3%
COMMUNICATION SERVICES — 0.1%
Orange	25,155	526,132

CONSUMER DISCRETIONARY — 0.0%
Hermes International SCA	98	183,135

CONSUMER STAPLES — 0.0%
L'Oreal	36	15,885

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
FRANCE — continued
INDUSTRIALS — 0.1%
Safran	787	$279,898

MATERIALS — 0.1%
Air Liquide	893	184,479

		1,189,529
GERMANY — 0.5%
FINANCIALS — 0.2%
Commerzbank	2,726	117,348
Deutsche Boerse	247	71,163
Hannover Rueck	1,175	317,297
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	647	339,785
		845,593

INDUSTRIALS — 0.3%
Rheinmetall	227	341,763
Siemens	1,980	620,809
Siemens Energy	582	110,181
		1,072,753

MATERIALS — 0.0%
Heidelberg Materials	176	38,941

UTILITIES — 0.0%
RWE	433	27,518

		1,984,805
GUATEMALA — 0.1%
COMMUNICATION SERVICES — 0.1%
Millicom International Cellular	6,662	568,668

HONG KONG — 0.0%
INDUSTRIALS — 0.0%
Techtronic Industries	2,500	37,114

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HUNGARY — 0.1%
FINANCIALS — 0.1%
OTP Bank Nyrt	1,042	$143,072

HEALTH CARE — 0.0%
Richter Gedeon Nyrt	1,522	64,429

		207,501
ITALY — 1.1%
CONSUMER DISCRETIONARY — 0.0%
Ferrari	239	81,315

FINANCIALS — 0.7%
Intesa Sanpaolo	227,211	1,535,505
UniCredit	18,029	1,556,063
		3,091,568

INDUSTRIALS — 0.4%
Leonardo	11,312	718,369
Prysmian	4,171	718,525
		1,436,894

		4,609,777
JAPAN — 2.4%
COMMUNICATION SERVICES — 0.1%
SoftBank Group	9,300	437,491

CONSUMER DISCRETIONARY — 0.2%
Panasonic Holdings	8,800	203,315
Sekisui House	600	12,597
Sony	6,000	129,421
Sumitomo Electric Industries	4,100	316,236
		661,569

CONSUMER STAPLES — 0.3%
Ajinomoto	9,600	310,186

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
CONSUMER STAPLES — continued
Japan Tobacco	21,300	$820,516
		1,130,702

ENERGY — 0.1%
Idemitsu Kosan	44,000	386,319
Inpex	4,400	98,941
		485,260

FINANCIALS — 0.6%
Japan Post Insurance	10,800	96,860
Mitsubishi HC Capital	30,000	245,296
Mitsubishi UFJ Financial Group	15,200	285,667
Mizuho Financial Group	23,400	1,051,736
ORIX	7,300	284,694
Sompo Holdings	3,000	110,857
Sumitomo Mitsui Financial Group	4,100	149,539
		2,224,649

HEALTH CARE — 0.0%
Chugai Pharmaceutical	2,100	103,859
Daiichi Sankyo	4,500	75,738
Hoya	700	118,879
Otsuka Holdings	1,500	110,205
		408,681

INDUSTRIALS — 0.7%
Ebara	2,100	74,672
Fuji Electric	800	77,639
Fujikura	9,500	283,105
Hitachi	4,100	132,715
ITOCHU	47,000	568,217
Marubeni	12,500	408,605
Mitsubishi Electric	1,200	48,784
Mitsui	11,000	365,593
Mitsui OSK Lines	1,600	54,995
Nippon Yusen	19,700	656,411
Obayashi	8,900	180,629

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
INDUSTRIALS — continued
Toyota Tsusho	1,000	$43,569
		2,894,934

INFORMATION TECHNOLOGY — 0.3%
Advantest	3,400	555,885
Fujitsu	14,000	298,201
Lasertec	600	151,707
Murata Manufacturing	2,600	163,760
Nomura Research Institute	2,400	76,882
TDK	6,000	155,414
Tokyo Electron	100	33,537
		1,435,386

MATERIALS — 0.0%
Nippon Sanso Holdings	1,800	69,752
Nitto Denko	3,000	56,220
Sumitomo Metal Mining	1,500	85,037
		211,009

UTILITIES — 0.1%
Tokyo Gas	4,300	171,911

		10,061,592
MALAYSIA — 0.0%
COMMUNICATION SERVICES — 0.0%
Telekom Malaysia	43,200	80,644

MEXICO — 0.3%
CONSUMER STAPLES — 0.1%
Arca Continental	11,400	147,943
Coca-Cola Femsa ADR	1,093	117,563
Grupo Bimbo, Ser A	16,700	57,497
		323,003

FINANCIALS — 0.0%
Grupo Financiero Inbursa, Cl O	35,700	88,957

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
MEXICO — continued
INDUSTRIALS — 0.1%
Grupo Carso	17,100	$134,516
Promotora y Operadora de Infraestructura	10,290	165,683
		300,199

MATERIALS — 0.1%
Cemex ADR	2,482	32,489
Fresnillo	1,840	80,848
Grupo Mexico	14,300	176,752
Industrias Penoles	290	16,894
		306,983

		1,019,142
NETHERLANDS — 0.5%
FINANCIALS — 0.2%
NN Group	8,285	691,601

INFORMATION TECHNOLOGY — 0.3%
ASML Holding	806	1,303,247

		1,994,848
NORWAY — 0.2%
COMMUNICATION SERVICES — 0.1%
Telenor	30,720	502,008

ENERGY — 0.1%
Equinor	3,492	126,234

		628,242
POLAND — 0.1%
CONSUMER DISCRETIONARY — 0.0%
LPP	6	37,268

CONSUMER STAPLES — 0.0%
Dino Polska *	1,830	15,541

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
POLAND — continued
FINANCIALS — 0.1%
Bank Polska Kasa Opieki	1,687	$112,616
Powszechna Kasa Oszczednosci Bank Polski	7,038	199,758
		312,374

		365,183
ROMANIA — 0.0%
REAL ESTATE — 0.0%
NEPI Rockcastle	5,921	51,822

RUSSIA — 0.0%
FINANCIALS — 0.0%
Evraz * (1)	16,851	—

SOUTH AFRICA — 0.2%
COMMUNICATION SERVICES — 0.1%
MTN Group	15,428	205,882

CONSUMER STAPLES — 0.0%
Shoprite Holdings	2,772	48,705

FINANCIALS — 0.0%
Discovery	1,948	33,333
FirstRand	5,526	31,450
		64,783

MATERIALS — 0.1%
Gold Fields ADR	2,126	84,742
Harmony Gold Mining ADR	13,821	252,510
Northam Platinum Holdings	1,109	21,580
Sibanye Stillwater	53,377	159,618
		518,450

		837,820
SOUTH KOREA — 1.8%
CONSUMER DISCRETIONARY — 0.1%
Hyundai Motor	71	33,970

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
SOUTH KOREA — continued
CONSUMER DISCRETIONARY — continued
Kia	3,952	$443,336
		477,306

CONSUMER STAPLES — 0.0%
APR	113	29,621
KT&G	1,054	128,742
		158,363

ENERGY — 0.0%
HD Hyundai	238	43,842
S-Oil	459	32,733
		76,575

FINANCIALS — 0.3%
DB Insurance	1,142	108,330
Hana Financial Group	3,889	297,591
KB Financial Group	2,990	299,558
Meritz Financial Group *	1,869	127,598
NH Investment & Securities	14,168	284,864
Samsung Fire & Marine Insurance	256	96,609
		1,214,550

INDUSTRIALS — 0.4%
Hanwha Aerospace	401	312,671
HD Hyundai Heavy Industries	306	141,400
Hyundai Glovis	255	41,080
LS Electric	1,915	308,626
SK Square	853	707,324
		1,511,101

INFORMATION TECHNOLOGY — 1.0%
Hanmi Semiconductor	114	21,413
Samsung Electro-Mechanics	21	29,685
Samsung Electronics	9,578	2,009,404

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
SOUTH KOREA — continued
INFORMATION TECHNOLOGY — continued
SK hynix	1,289	$2,006,983
		4,067,485

		7,505,380
SPAIN — 0.7%
ENERGY — 0.0%
Repsol	6,803	175,655

FINANCIALS — 0.6%
Banco Bilbao Vizcaya Argentaria	17,512	409,022
Banco Santander	70,225	878,222
CaixaBank	86,144	1,163,078
		2,450,322

UTILITIES — 0.1%
Iberdrola	18,507	420,142

		3,046,119
SWEDEN — 0.4%
COMMUNICATION SERVICES — 0.2%
Tele2, Cl B	14,732	276,511
Telia	75,672	405,608
		682,119

FINANCIALS — 0.2%
Investor, Cl B	10,944	449,705
Skandinaviska Enskilda Banken, Cl A	15,002	299,811
		749,516

INDUSTRIALS — 0.0%
Alfa Laval	4,339	243,391
Atlas Copco, Cl A	2,768	52,928

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
SWEDEN — continued
INDUSTRIALS — continued
Epiroc, Cl A	1,316	$38,932
		335,251

		1,766,886
SWITZERLAND — 0.2%
CONSUMER STAPLES — 0.0%
Chocoladefabriken Lindt & Spruengli	5	59,572

FINANCIALS — 0.2%
Swiss Life Holding	60	65,140
UBS Group	1,015	47,934
Zurich Insurance Group	839	595,807
		708,881

		768,453
TAIWAN — 1.7%
FINANCIALS — 0.2%
E.Sun Financial Holding	222,599	220,016
Fubon Financial Holding	20,418	71,609
Hua Nan Financial Holdings	19,089	18,570
Mega Financial Holding	29,796	38,032
SinoPac Financial Holdings	27,902	26,722
Taiwan Cooperative Financial Holding	150,959	110,347
TS Financial Holding	154,493	114,993
Yuanta Financial Holding	170,199	323,518
		923,807

INDUSTRIALS — 0.0%
Evergreen Marine Taiwan	16,800	114,094

INFORMATION TECHNOLOGY — 1.5%
Accton Technology	11,000	841,658
ASE Technology Holding	33,000	630,477
Asustek Computer	2,000	48,249
Delta Electronics	9,000	690,537
Hon Hai Precision Industry	59,000	540,074
Lite-On Technology	10,000	73,865

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
TAIWAN — continued
INFORMATION TECHNOLOGY — continued
MediaTek	4,000	$543,806
Novatek Microelectronics	17,000	258,755
Realtek Semiconductor	15,000	276,479
Taiwan Semiconductor Manufacturing	6,000	444,512
United Microelectronics	202,000	909,394
Wiwynn	1,000	170,929
Zhen Ding Technology Holding	26,000	424,349
		5,853,084

		6,890,985
THAILAND — 0.0%
INFORMATION TECHNOLOGY — 0.0%
Delta Electronics Thailand NVDR	3,200	34,510

TÜRKIYE — 0.1%
CONSUMER DISCRETIONARY — 0.0%
Ford Otomotiv Sanayi	24,800	44,777

CONSUMER STAPLES — 0.0%
BIM Birlesik Magazalar	14,252	114,477

FINANCIALS — 0.1%
Akbank	33,109	45,193
Haci Omer Sabanci Holding	105,474	207,917
Turkiye Is Bankasi, Cl C	386,389	108,836
		361,946

INDUSTRIALS — 0.0%
Turk Hava Yollari AO	2,594	16,649

		537,849
UNITED KINGDOM — 0.4%
CONSUMER DISCRETIONARY — 0.0%
Next	390	69,171

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — continued
CONSUMER STAPLES — 0.1%
British American Tobacco	4,617	$285,683
Imperial Brands	6,050	219,382
		505,065

FINANCIALS — 0.0%
HSBC Holdings	6,445	121,025

HEALTH CARE — 0.1%
AstraZeneca	1,371	254,545

INDUSTRIALS — 0.2%
BAE Systems	12,198	331,866
Rolls-Royce Holdings	23,217	417,714
		749,580

UTILITIES — 0.0%
Centrica	29,360	74,066
SSE	784	24,518
		98,584

		1,797,970
UNITED STATES — 43.8%
COMMUNICATION SERVICES — 3.7%
Alphabet, Cl A	18,107	6,886,816
Alphabet, Cl C	4,032	1,517,766
AT&T	27,053	670,915
Comcast, Cl A	8,662	215,424
Fox, Cl A	1,383	88,401
Fox, Cl B	1,153	66,171
Liberty Media -Liberty Formula One, Cl A *	600	50,388
Liberty Media -Liberty Formula One, Cl C *	946	85,887
Live Nation Entertainment *	922	155,274
Meta Platforms, Cl A	5,546	3,507,901
Netflix *	8,880	763,858
Omnicom Group	472	34,319
Reddit, Cl A *	138	24,288
ROBLOX, Cl A *	559	26,357
Spotify Technology *	162	80,624

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
Take-Two Interactive Software *	594	$133,151
TKO Group Holdings, Cl A	262	53,757
T-Mobile US	1,691	317,113
Verizon Communications	7,351	351,451
Versant Media Group	407	17,568
Walt Disney	1,519	154,680
		15,202,109

CONSUMER DISCRETIONARY — 3.5%
Airbnb, Cl A *	496	66,122
Amazon.com *	10,386	2,810,867
AutoNation *	4,486	842,112
AutoZone *	113	331,676
Booking Holdings	1,175	196,730
Carnival	5,887	165,189
Carvana, Cl A *	1,915	139,795
Chipotle Mexican Grill, Cl A *	4,140	131,900
Coupang, Cl A *	3,715	61,669
Darden Restaurants	621	126,628
Dick's Sporting Goods	2,247	511,350
DoorDash, Cl A *	412	65,628
DR Horton	4,199	617,631
eBay	4,112	449,318
Expedia Group	306	69,092
Ford Motor	12,647	220,564
Garmin	547	127,954
General Motors	4,309	358,681
Hilton Worldwide Holdings	565	185,128
Home Depot	1,344	426,236
Las Vegas Sands	1,299	65,690
Lennar, Cl A	623	55,933
Lennar, Cl B	77	6,782
Lowe's	936	200,641
Marriott International, Cl A	590	221,604
McDonald's	695	194,044
NIKE, Cl B	2,459	113,680
NVR *	33	201,458
O'Reilly Automotive *	4,215	366,199
Penske Automotive Group	3,074	514,495
PulteGroup	1,998	236,124

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Ralph Lauren, Cl A	615	$223,799
Ross Stores	1,119	259,306
Royal Caribbean Cruises	4,044	1,151,044
Starbucks	1,745	173,034
Tapestry	316	45,965
Tesla *	1,411	614,900
TJX	2,581	399,410
Tractor Supply	5,555	175,149
Ulta Beauty *	245	124,668
Williams-Sonoma	5,216	1,061,821
Yum! Brands	686	101,494
		14,411,510

CONSUMER STAPLES — 1.9%
Altria Group	2,986	207,766
Archer-Daniels-Midland	1,210	96,534
Bunge Global	333	41,059
Casey's General Stores	576	441,873
Church & Dwight	968	92,570
Coca-Cola	5,320	420,333
Colgate-Palmolive	1,431	128,976
Constellation Brands, Cl A	872	121,051
Costco Wholesale	615	588,137
Dollar General	662	73,224
Dollar Tree *	699	81,392
Estee Lauder, Cl A	875	77,831
Hershey	625	121,269
Kenvue	6,113	105,633
Keurig Dr Pepper	3,013	90,480
Kimberly-Clark	811	79,154
Kraft Heinz	4,207	101,010
Kroger	4,181	259,849
Mondelez International, Cl A	2,552	156,106
Monster Beverage *	2,017	177,657
PepsiCo	2,023	291,696
Philip Morris International	2,109	374,094
Procter & Gamble	2,852	409,433
Sysco	1,853	140,476
Target	1,638	208,141
Tyson Foods, Cl A	412	25,140

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
US Foods Holding *	859	$70,309
Walmart	26,223	3,035,312
		8,016,505

ENERGY — 2.4%
Baker Hughes, Cl A	3,523	225,049
BP	46,968	331,755
Cheniere Energy	852	191,581
Chevron	2,814	513,411
ConocoPhillips	3,391	386,506
Devon Energy	4,864	216,399
Diamondback Energy	3,158	604,694
EOG Resources	2,377	317,044
EQT	2,147	117,935
Expand Energy	575	53,464
Exxon Mobil	6,067	881,292
Halliburton	4,879	189,549
HF Sinclair	4,290	299,828
Kinder Morgan	6,341	197,078
Marathon Petroleum	2,559	636,602
Occidental Petroleum	4,970	281,451
ONEOK	2,300	193,062
Permian Resources, Cl A	4,273	82,170
Phillips 66	1,176	206,835
Shell	9,982	421,791
SLB	3,536	192,889
Targa Resources	6,635	1,692,389
TechnipFMC	9,746	666,821
Tenaris	6,377	194,256
Texas Pacific Land	126	49,518
Valero Energy	1,580	386,816
Weatherford International	193	20,003
Williams	3,561	254,220
		9,804,408

FINANCIALS — 6.0%
Affirm Holdings, Cl A *	514	37,856
Aflac	2,988	335,911
Allstate	2,219	457,314
American Express	1,109	350,965

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
American International Group	2,013	$149,425
Ameriprise Financial	1,916	853,980
Aon, Cl A	1,169	369,474
Apollo Global Management	861	110,819
Arch Capital Group *	1,252	111,854
Ares Management, Cl A	145	18,632
Arthur J Gallagher	528	106,186
Assurant	1,057	263,056
Assured Guaranty	510	37,847
Bank of America	9,432	486,691
Bank of New York Mellon	1,903	265,335
Bank OZK	2,910	140,815
Berkshire Hathaway, Cl B *	2,372	1,125,467
Blackrock	213	222,985
Blackstone, Cl A	406	47,490
Block, Cl A *	1,561	118,199
Brown & Brown	1,232	69,300
Capital One Financial	1,880	353,242
Carlyle Group	1,244	56,515
Cboe Global Markets	418	139,428
Charles Schwab	2,422	211,562
Chubb	737	229,745
Cincinnati Financial	763	120,111
Citigroup	10,906	1,373,065
Citizens Financial Group	2,164	134,731
CME Group, Cl A	722	197,496
Coinbase Global, Cl A *	407	76,935
Corpay *	197	71,275
East West Bancorp	3,823	468,470
Fidelity National Financial	2,434	115,250
Fidelity National Information Services	1,102	47,375
Fifth Third Bancorp	3,609	180,197
First American Financial	1,333	88,285
First Citizens BancShares, Cl A	130	258,766
Fiserv *	369	20,871
Goldman Sachs Group	805	825,576
Hartford Insurance Group	2,749	349,480
Huntington Bancshares	5,680	92,925
Interactive Brokers Group, Cl A	652	56,704
Intercontinental Exchange	1,128	166,775
Jefferies Financial Group	1,798	94,791

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
JPMorgan Chase	15,907	$4,761,124
KeyCorp	3,591	76,596
KKR	1,027	98,530
Loews	807	83,565
LPL Financial Holdings	431	117,995
M&T Bank	807	174,401
Markel Group *	66	119,829
Marsh & McLennan	1,624	259,791
Mastercard, Cl A	1,299	641,680
MetLife	2,727	225,496
Moody's	459	208,042
Morgan Stanley	6,819	1,418,352
MSCI, Cl A	229	144,586
Nasdaq	3,894	360,273
Northern Trust	930	153,868
PayPal Holdings	2,575	115,231
PNC Financial Services Group	1,082	239,252
Principal Financial Group	1,334	138,229
Progressive	3,665	697,816
Prudential Financial	1,002	100,841
Raymond James Financial	865	124,050
Regions Financial	6,591	184,548
Robinhood Markets, Cl A *	1,424	134,283
Rocket, Cl A *	2,356	34,186
S&P Global	466	197,584
State Street	1,537	239,219
Synchrony Financial	2,305	164,669
T Rowe Price Group	1,241	129,722
Tradeweb Markets, Cl A	588	58,947
Travelers	1,239	361,652
Truist Financial	2,531	122,019
US Bancorp	3,075	168,664
Visa, Cl A	2,498	815,247
Wells Fargo	4,435	343,890
Willis Towers Watson	543	135,571
WR Berkley	3,753	238,466
		24,997,385

HEALTH CARE — 3.7%
Abbott Laboratories	1,527	130,711

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
AbbVie	4,000	$870,880
Agilent Technologies	1,000	135,530
Alnylam Pharmaceuticals *	380	114,752
Amgen	871	293,344
Becton Dickinson	565	83,123
Biogen *	409	80,164
Boston Scientific *	2,069	99,953
Bristol-Myers Squibb	8,212	469,562
Cardinal Health	786	154,685
Cencora, Cl A	1,942	523,097
Chemed	99	42,215
Cigna Group	1,097	304,308
CVS Health	2,503	227,723
Danaher	1,610	294,099
DexCom *	1,027	75,731
Edwards Lifesciences *	1,253	108,347
Elevance Health	440	173,004
Eli Lilly	2,645	2,922,725
GE HealthCare Technologies	1,920	119,693
Gilead Sciences	3,545	476,554
HCA Healthcare	2,897	1,096,630
Humana	367	112,089
IDEXX Laboratories *	448	252,461
Illumina *	287	46,770
Incyte *	344	33,279
Insmed *	251	26,834
Intuitive Surgical *	337	143,104
IQVIA Holdings *	858	156,336
Johnson & Johnson	4,927	1,110,201
Labcorp Holdings	684	177,881
McKesson	766	568,709
Medtronic	2,332	172,125
Merck	3,867	459,090
Mettler-Toledo International *	62	73,196
Natera *	128	28,591
Pfizer	15,006	392,857
Quest Diagnostics	1,519	296,053
Regeneron Pharmaceuticals	204	125,415
ResMed	513	97,762
Revolution Medicines *	267	42,047
STERIS	377	80,199

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Stryker	775	$236,445
Thermo Fisher Scientific	371	182,721
United Therapeutics *	1,114	620,298
UnitedHealth Group	1,398	531,673
Veeva Systems, Cl A *	358	62,414
Vertex Pharmaceuticals *	452	202,288
Waters *	324	124,457
West Pharmaceutical Services	128	41,320
Zoetis, Cl A	910	70,698
		15,264,143

INDUSTRIALS — 7.1%
3M	1,457	223,110
AECOM	663	45,992
Allison Transmission Holdings	2,427	275,537
AMETEK	470	106,149
AP Moller - Maersk, Cl B	5	12,415
ATI *	266	46,593
Automatic Data Processing	958	212,523
Axon Enterprise *	99	44,423
Boeing *	766	177,061
Booz Allen Hamilton Holding, Cl A	1,264	100,084
Broadridge Financial Solutions	1,184	182,004
Carlisle	491	169,302
Carpenter Technology	65	30,484
Carrier Global	2,066	131,955
Caterpillar	666	583,329
Cintas	3,348	573,378
Comfort Systems USA	117	213,901
Copart *	7,052	231,094
CSX	5,586	252,822
Cummins	493	318,789
Curtiss-Wright	92	68,780
Deere	593	321,513
Delta Air Lines	2,950	243,316
Dover	2,700	570,672
Eaton	3,746	1,500,648
EMCOR Group	208	171,979
Emerson Electric	1,567	225,366
Equifax	514	85,216

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Expeditors International of Washington	698	$110,277
Fastenal	10,572	467,282
FedEx	647	266,402
Ferguson Enterprises	589	133,096
FTAI Aviation	185	48,163
GE Vernova	397	384,423
General Dynamics	603	209,132
General Electric	4,652	1,506,132
HEICO	516	179,661
HEICO, Cl A	280	72,747
Honeywell International	1,800	428,148
Howmet Aerospace	4,286	1,106,860
Hubbell, Cl B	1,303	617,114
Illinois Tool Works	599	148,121
Ingersoll Rand	4,230	303,037
ITT	1,371	267,345
Jacobs Solutions	1,573	188,540
JB Hunt Transport Services	227	62,750
Johnson Controls International	1,819	243,855
L3Harris Technologies	542	170,828
Lockheed Martin	491	260,451
MasTec *	174	65,836
Norfolk Southern	618	188,465
Northrop Grumman	379	213,635
nVent Electric	1,686	281,545
Old Dominion Freight Line	3,127	704,044
Otis Worldwide	1,188	84,158
PACCAR	1,751	193,258
Parker-Hannifin	1,249	1,054,943
Paychex	1,038	100,665
Quanta Services	3,315	2,359,385
Republic Services, Cl A	640	128,282
Rockwell Automation	345	155,616
Rollins	1,732	82,443
RTX	1,863	334,707
Ryder System	349	87,547
Schneider Electric	3,162	993,130
Snap-on	775	287,688
Southwest Airlines	924	39,686
Sterling Infrastructure *	86	74,032
Sunbelt Rentals Holdings	1,136	89,034

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Symbotic, Cl A *	102	$4,735
Timken	400	51,192
Trane Technologies	3,473	1,567,365
TransDigm Group	132	166,098
Uber Technologies *	2,486	175,014
Union Pacific	1,639	430,467
United Airlines Holdings *	5,458	626,578
United Parcel Service, Cl B	2,380	253,922
United Rentals	1,847	1,839,002
Veralto	583	47,940
Verisk Analytics, Cl A	505	88,370
Vertiv Holdings, Cl A	1,154	364,329
Waste Management	1,422	300,696
Westinghouse Air Brake Technologies	1,325	346,037
WW Grainger	627	773,868
XPO *	1,266	271,241
Xylem	914	100,120
		29,217,872

INFORMATION TECHNOLOGY — 13.4%
Accenture, Cl A	670	125,337
Adobe *	640	165,894
Advanced Micro Devices *	1,086	560,485
Amphenol, Cl A	2,020	300,495
Analog Devices	662	273,969
Apple	23,043	7,190,799
Applied Materials	993	446,910
AppLovin, Cl A *	1,597	979,105
Arista Networks *	1,533	244,468
Arrow Electronics *	273	58,594
Astera Labs *	247	84,684
Atlassian, Cl A *	73	7,856
Autodesk *	329	76,101
Broadcom	8,311	3,713,105
Cadence Design Systems *	1,859	696,995
Ciena *	1,067	619,105
Cisco Systems	5,526	665,441
Cloudflare, Cl A *	393	95,035
Cognizant Technology Solutions, Cl A	1,459	81,347
Coherent *	380	137,359

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Corning	3,190	$577,900
Credo Technology Group Holding *	220	51,927
Crowdstrike Holdings, Cl A *	105	76,755
Datadog, Cl A *	325	80,389
Dell Technologies, Cl C	752	316,524
Entegris	228	31,644
Fabrinet *	52	34,016
Fair Isaac *	417	521,496
First Solar *	895	274,577
Flex *	1,608	242,454
Fortinet *	4,563	629,557
Hewlett Packard Enterprise	7,177	308,898
Intel *	4,028	461,931
International Business Machines	1,464	435,979
Intuit	196	64,980
Jabil	1,394	508,197
Keysight Technologies *	1,354	458,099
KLA	1,320	2,536,657
Lam Research	4,387	1,395,856
MACOM Technology Solutions Holdings *	112	40,840
Marvell Technology	1,157	237,185
Microchip Technology	1,576	149,168
Micron Technology	4,733	4,595,743
Microsoft	18,435	8,300,174
MKS Instruments	125	40,532
MongoDB, Cl A *	142	47,648
Monolithic Power Systems	112	175,416
Motorola Solutions	890	358,919
NetApp	597	104,051
NVIDIA	32,221	6,803,142
NXP Semiconductors	520	167,102
ON Semiconductor *	1,568	189,132
Oracle	2,685	606,219
Palantir Technologies, Cl A *	619	96,898
Palo Alto Networks *	625	176,056
Pure Storage, Cl A *	808	64,244
Qnity Electronics Inc.	579	90,324
QUALCOMM	1,799	451,585
Roper Technologies	233	75,848
Salesforce	797	152,307
Sandisk Corp *	1,019	1,726,620

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Seagate Technology Holdings	835	$734,633
ServiceNow *	370	46,017
Snowflake, Cl A *	183	46,766
Synopsys *	921	438,046
TD SYNNEX	434	113,396
TE Connectivity	981	209,355
Teledyne Technologies *	612	379,336
Teradyne	1,082	405,003
Texas Instruments	938	286,728
Trimble *	419	23,636
Twilio, Cl A *	354	67,487
Ubiquiti	484	282,588
VeriSign	267	76,196
Western Digital	3,454	1,834,799
Workday, Cl A *	350	51,166
Zoom Communications, Cl A *	914	92,853
Zscaler *	219	30,601
		55,298,679

MATERIALS — 1.3%
Air Products & Chemicals	379	105,597
Albemarle	117	20,641
Corteva	2,267	177,461
CRH	1,583	172,215
Dow	2,240	75,600
DuPont de Nemours	1,894	91,707
Eagle Materials	274	60,603
Ecolab	574	146,944
Freeport-McMoRan	7,503	493,022
Linde	676	336,438
LyondellBasell Industries, Cl A	447	29,793
Martin Marietta Materials	269	156,461
Newmont	3,268	358,859
Nucor	927	231,750
Packaging Corp of America	955	209,059
PPG Industries	870	98,293
Reliance	1,453	553,259
Royal Gold	170	38,162
RPM International	1,027	108,831
Sherwin-Williams	558	169,543

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Smurfit Westrock	949	$39,051
Southern Copper	3,606	689,770
Steel Dynamics	3,304	859,536
Vulcan Materials	438	123,919
		5,346,514

REAL ESTATE — 0.1%
CBRE Group, Cl A *	3,222	402,879

UTILITIES — 0.7%
Ameren	710	76,659
American Electric Power	953	120,717
American Water Works	463	57,074
Atmos Energy	663	112,133
CenterPoint Energy	2,026	85,619
CMS Energy	500	36,285
Consolidated Edison	1,001	105,736
Constellation Energy	777	223,582
Dominion Energy	1,314	87,959
DTE Energy	687	98,152
Duke Energy	1,383	169,736
Edison International	1,113	77,843
Entergy	1,524	166,192
Eversource Energy	830	56,664
Exelon	2,885	131,671
FirstEnergy	2,829	131,237
NextEra Energy	2,038	177,326
NiSource	1,057	48,855
NRG Energy	1,190	159,555
PG&E	6,191	101,161
PPL	1,964	69,506
Public Service Enterprise Group	1,160	91,234
Sempra	1,165	103,836
Southern	1,964	180,786
Vistra	981	157,186
WEC Energy Group	986	109,495

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
UTILITIES — continued
Xcel Energy	1,186	$94,287
		3,030,486

		180,992,490
Total Common Stock
(Cost $98,774,082)		240,141,751

REGISTERED INVESTMENT COMPANIES — 40.3%
EQUITY FUNDS — 40.3%
AQR International Multi-Style Fund, Cl R6 *	111,186	2,054,721
AQR Large Cap Defensive Style Fund, Cl R6 *	216,836	4,057,010
Avantis Emerging Markets Equity ETF	61,312	5,943,585
Avantis International Equity ETF	28,156	2,580,497
Avantis International Small Cap Value ETF	38,114	4,200,925
Avantis US Small Capital Value ETF	60,362	7,246,458
DFA Emerging Markets Portfolio, Cl I *	136,400	6,416,278
DFA Emerging Markets Small Cap Portfolio, Cl I *	107,502	3,168,080
DFA Emerging Markets Targeted Value Portfolio, Cl I *	90,232	1,358,900
DFA International High Relative Profitability Portfolio, Cl I *	424,144	7,045,029
DFA International Real Estate Securities, Cl I *	583,500	2,217,300
DFA International Small Cap Growth Portfolio, Cl I *	63,133	1,275,914
DFA International Small Cap Value Portfolio, Cl I *	222,160	7,668,961
DFA International Value Portfolio, Cl I *	227,376	7,314,683
DFA Large Cap International Portfolio, Cl I *	314,503	12,039,167
DFA Real Estate Securities Portfolio, Cl I *	243,551	10,889,153
DFA US Small Cap Portfolio, Cl I *	108,925	6,460,342
DFA US Targeted Value Portfolio, Cl I *	168,795	7,059,018
Dimensional Emerging Markets High Profitability ETF	89,199	3,836,449
Dimensional US Small Cap ETF	51,621	4,053,281
Dimensional US Targeted Value ETF	205,904	13,834,690
iShares MSCI EAFE Min Vol Factor ETF	12,628	1,148,390

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued

	Shares	Value
EQUITY FUNDS — continued
iShares MSCI Emerging Markets Min Vol Factor ETF	6,091	$459,810
iShares MSCI Global Min Vol Factor ETF	50,694	6,185,175
iShares MSCI USA Min Vol Factor ETF	61,604	5,950,946
iShares MSCI USA Momentum Factor ETF	33,073	10,444,784
Schwab International Small-Cap Equity ETF	36,710	1,864,501
Vanguard Small Cap Value ETF	17,775	4,174,103
Vanguard US Momentum Factor ETF	20,315	4,731,364
Vanguard US Quality Factor ETF	22,096	3,633,762
Vanguard US Value Factor ETF	47,977	7,011,680
Total Registered Investment Companies
(Cost $99,215,869)		166,324,956

PREFERRED STOCK — 0.0%
BRAZIL — 0.0%
ENERGY — 0.0%
Petroleo Brasileiro - Petrobras(2)	6,400	53,501

UTILITIES — 0.0%
Cia Energetica de Minas Gerais(2)	9,423	20,715

Total Preferred Stock
(Cost $40,889)		74,216

RIGHTS — 0.0%

	Number of Rights
Abiomed(1)	241	3,762

Total Rights
(Cost $–)		3,762

WARRANTS — 0.0%

	Number of Warrants
Constellation Software, Expires 08/22/28(1)	22	—

Total Warrants
(Cost $–)		—

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

SHORT-TERM INVESTMENT — 1.3%

	Shares	Value
DWS Government Money Market Series, Institutional Shares, 3.630% (A)
(Cost $5,515,192)	5,515,192	$5,515,192

Total Investments — 99.8%
(Cost $203,546,032)		$412,059,877

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

A list of open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
IFSC Nifty50 Index	63	Jun-2026	$3,008,286	$2,989,035	$(19,251)
MSCI EAFE Index	2	Jun-2026	292,968	311,130	18,162
S&P 500 Index E-Mini	2	Jun-2026	661,181	759,575	98,394
			$3,962,435	$4,059,740	$97,305

Percentages are based on Net Assets of $412,939,587.

*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available.
(A)	The rate reported is the 7-day effective yield as of May 31, 2026.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

IFSC— International Financial Service Centre

Min. — Minimum

NASDAQ – National Association of Securities Dealers and Automated Quotations

S&P— Standard & Poor's

Ser — Series

Vol — Volatility

Amounts designated as “—” are $0.

SYM-QH-001-0900

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

 MAY 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.0%

	Shares	Value
EQUITY FUNDS — 99.0%
AQR Emerging Multi-Style II Fund, Cl R6 *	693,995	$11,430,101
AQR International Multi-Style Fund, Cl R6 *(A)	1,046,696	19,342,937
AQR Large Cap Defensive Style Fund, Cl R6 *	124,112	2,322,127
AQR Large Capital Multi-Style Fund, Cl R6 *(A)	1,164,593	27,344,632
Avantis Emerging Markets Equity ETF	23,117	2,240,962
Avantis International Equity ETF	11,247	1,030,788
Avantis International Small Cap Value ETF	11,100	1,223,442
Avantis US Small Capital Value ETF	30,002	3,601,740
DFA Emerging Markets Portfolio, Cl I *	125,208	5,889,782
DFA Emerging Markets Small Cap Portfolio, Cl I *	90,126	2,656,022
DFA Emerging Markets Targeted Value Portfolio, Cl I *	46,922	706,652
DFA International High Relative Profitability Portfolio, Cl I *	219,241	3,641,598
DFA International Small Cap Growth Portfolio, Cl I *	30,149	609,313
DFA International Small Cap Value Portfolio, Cl I *	149,638	5,165,489
DFA Large Cap International Portfolio, Cl I *	196,661	7,528,189
DFA Real Estate Securities Portfolio, Cl I *	64,865	2,900,108
DFA US High Relative Profitability Portfolio, Cl I *	412,431	12,216,194
Dimensional Emerging Markets High Profitability ETF	48,796	2,098,716
Dimensional International Value ETF	61,377	3,417,471
Dimensional US Equity Market ETF (A)	317,345	26,155,575
Dimensional US Marketwide Value ETF	180,852	9,704,518
Dimensional US Small Cap ETF	56,738	4,455,068
Dimensional US Targeted Value ETF	144,137	9,684,565
iShares MSCI EAFE Min Vol Factor ETF	6,241	567,557
iShares MSCI Emerging Markets Min Vol Factor ETF	3,571	269,575
iShares MSCI Global Min Vol Factor ETF	37,768	4,608,074
iShares MSCI USA Min Vol Factor ETF	27,506	2,657,080
iShares MSCI USA Momentum Factor ETF	14,175	4,476,607
Schwab International Small-Cap Equity ETF	14,083	715,276
Vanguard Small Cap Value ETF	7,448	1,749,014

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

MAY 31, 2026 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued

	Shares	Value
EQUITY FUNDS — continued
Vanguard US Momentum Factor ETF	10,539	$2,454,533
Vanguard US Quality Factor ETF	9,048	1,487,974
Vanguard US Value Factor ETF	18,858	2,756,034
Total Registered Investment Companies
(Cost $110,855,072)		187,107,713

SHORT-TERM INVESTMENT — 1.1%
DWS Government Money Market Series, Institutional Shares, 3.630% (B)
(Cost $1,972,466)	1,972,466	1,972,466

Total Investments — 100.1%
(Cost $112,827,538)		$189,080,179

Percentages are based on Net Assets of $188,964,119.

*	Non-income producing security.
(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities and Exchange Commission's website https://www.sec.gov.
(B)	The rate reported is the 7-day effective yield as of May 31, 2026.

Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
Min — Minimum
Vol — Volatility

SYM-QH-001-0900

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 44.7%

	Face Amount	Value
AUSTRALIA — 0.8%
ENERGY — 0.1%
Woodside Finance
5.100%, 09/12/34	$199,000	$197,704

MATERIALS — 0.7%
Fortescue Treasury Pty
4.500%, 09/15/27	127,000	126,352
Mineral Resources
7.000%, 04/01/31	137,000	142,421
PLS Group
6.875%, 05/01/31	316,000	324,186
Rio Tinto Finance USA
5.000%, 03/09/33	308,000	311,913
4.500%, 03/14/28	161,000	161,702
		1,066,574
		1,264,278

BRAZIL — 0.1%
MATERIALS — 0.1%
Suzano Austria GmbH
2.500%, 09/15/28	150,000	142,655

CANADA — 3.3%
ENERGY — 1.2%
Canadian Natural Resources
3.850%, 06/01/27	461,000	459,070
2.950%, 07/15/30	382,000	358,916
Suncor Energy
7.150%, 02/01/32	65,000	72,106
6.850%, 06/01/39	237,000	263,700
5.950%, 12/01/34	460,000	483,293
Vermilion Energy
6.875%, 05/01/30	350,000	353,000
		1,990,085

FINANCIALS — 1.2%
Bank of Montreal
3.088%, H15T5Y + 1.400%, 01/10/37(A)	276,000	246,808

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Canadian Imperial Bank of Commerce
5.237%, 06/28/27	$600,000	$606,698
5.001%, 04/28/28	207,000	209,320
Fairfax Financial Holdings
6.000%, 12/07/33	268,000	281,025
4.625%, 04/29/30	24,000	23,883
National Bank of Canada
5.600%, 12/18/28	403,000	414,110
		1,781,844

INDUSTRIALS — 0.5%
Canadian National Railway
5.850%, 11/01/33	166,000	177,588
3.850%, 08/05/32	285,000	272,598
RB Global Holdings
7.750%, 03/15/31	79,000	82,141
Trust Finance
5.850%, 04/15/40	300,000	301,717
		834,044

INFORMATION TECHNOLOGY — 0.2%
CGI
4.950%, 03/14/30	337,000	335,949

MATERIALS — 0.2%
Kinross
6.250%, 07/15/33	287,000	306,354

		5,248,276

GERMANY — 0.3%
FINANCIALS — 0.3%
Deutsche Bank NY
5.373%, SOFR + 1.210%, 01/10/29(A)	150,000	151,679
3.742%, SOFR + 2.257%, 01/07/33(A)	294,000	269,256
Landwirtschaftliche Rentenbank
3.875%, 06/14/28	36,000	35,893
		456,828

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
JAPAN — 0.1%
FINANCIALS — 0.1%
Mizuho Financial Group
2.260%, H15T1Y + 0.900%, 07/09/32(A)	$205,000	$180,591

NETHERLANDS — 0.2%
COMMUNICATION SERVICES — 0.2%
Koninklijke KPN
8.375%, 10/01/30	281,000	321,313

NORWAY — 0.3%
ENERGY — 0.3%
Seadrill Finance
8.375%, 08/01/30	220,000	229,940
TGS
8.500%, 01/15/30	304,000	319,653
		549,593

SPAIN — 0.1%
FINANCIALS — 0.1%
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/34(A)	200,000	227,455

SUPRANATIONAL — 1.7%
CONSUMER DISCRETIONARY — 0.5%
Council of Europe Development Bank
4.125%, 01/24/29	750,000	750,719

FINANCIALS — 1.2%
European Investment Bank
4.250%, 08/16/32	47,000	46,993
3.625%, 07/15/30	100,000	98,135
3.250%, 11/15/27	754,000	746,272
International Bank for Reconstruction & Development
1.250%, 02/10/31	800,000	701,854
Nordic Investment Bank
4.375%, 03/14/28	359,000	360,937

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
3.375%, 09/08/27	$200,000	$198,338
		2,152,529
		2,903,248

SWITZERLAND — 0.1%
INFORMATION TECHNOLOGY — 0.1%
Tyco Electronics Group
3.125%, 08/15/27	160,000	157,933

UNITED KINGDOM — 2.6%
CONSUMER STAPLES — 0.2%
BAT Capital
4.390%, 08/15/37	303,000	277,195

FINANCIALS — 2.0%
Barclays
5.501%, H15T1Y + 2.650%, 08/09/28(A)	200,000	202,001
5.086%, SOFR + 0.960%, 02/25/29(A)	330,000	332,572
HSBC Holdings
6.800%, 06/01/38	480,000	522,519
4.755%, SOFR + 2.110%, 06/09/28(A)	200,000	200,521
2.013%, SOFR + 1.732%, 09/22/28(A)	550,000	532,425
Lloyds Banking Group
3.574%, US0003M + 1.205%, 11/07/28(A)	469,000	463,163
Marex Group
6.404%, 11/04/29	120,000	123,825
5.829%, 05/08/28	100,000	101,277
NatWest Group
5.516%, H15T1Y + 2.270%, 09/30/28(A)	275,000	278,841
3.032%, H15T5Y + 2.350%, 11/28/35(A)	210,000	192,606
Standard Chartered Bank MTN
4.853%, 12/03/27	320,000	322,678
		3,272,428

HEALTH CARE — 0.0%
GlaxoSmithKline Capital
3.375%, 06/01/29	11,000	10,716

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — 0.4%
nVent Finance Sarl
5.650%, 05/15/33	$290,000	$298,215
RELX Capital
3.000%, 05/22/30	350,000	329,643
		627,858
		4,188,197
UNITED STATES — 35.1%
COMMUNICATION SERVICES — 4.2%
Alphabet
4.800%, 02/15/36	420,000	415,299
4.500%, 05/15/35	236,000	231,323
1.900%, 08/15/40	100,000	66,584
0.800%, 08/15/27	353,000	340,262
AT&T
4.850%, 03/01/39	101,000	94,376
4.350%, 03/01/29	164,000	163,645
2.550%, 12/01/33	400,000	338,930
Comcast
1.950%, 01/15/31	114,000	101,138
Discovery Communications
4.125%, 05/15/29	185,000	184,538
Discovery Global Holdings
4.054%, 03/15/29	408,000	405,776
Fox
6.500%, 10/13/33	73,000	78,563
4.709%, 01/25/29	335,000	336,164
3.500%, 04/08/30	426,000	409,555
Meta Platforms
4.800%, 05/15/30	419,000	425,158
4.600%, 05/15/28	90,000	90,808
Netflix
6.375%, 05/15/29	15,000	15,840
4.875%, 04/15/28	436,000	441,009
Paramount Global
4.200%, 05/19/32	300,000	259,772
3.700%, 06/01/28	214,000	206,893
Sirius XM Radio
4.125%, 07/01/30	285,000	268,668
4.000%, 07/15/28	252,000	245,486

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES — continued
Take-Two Interactive Software
4.950%, 03/28/28	$311,000	$313,396
T-Mobile USA
5.050%, 07/15/33	537,000	540,511
3.500%, 04/15/31	94,000	89,067
2.625%, 02/15/29	35,000	33,353
Verizon Communications
4.500%, 08/10/33	50,000	48,629
Versant Media Group
7.250%, 01/30/31	312,000	324,160
Ziff Davis
4.625%, 10/15/30	350,000	332,440
		6,801,343

CONSUMER DISCRETIONARY — 3.4%
AutoZone
6.550%, 11/01/33	252,000	273,736
5.200%, 08/01/33	57,000	57,545
Block Financial
3.875%, 08/15/30	229,000	218,037
2.500%, 07/15/28	228,000	217,617
DR Horton
1.400%, 10/15/27	200,000	192,295
Ford Motor
3.250%, 02/12/32	76,000	67,439
Kohl's
10.000%, 06/01/30	295,000	320,775
Kontoor Brands
4.125%, 11/15/29	340,000	324,486
Macy's Retail Holdings
5.875%, 03/15/30	328,000	326,806
Marriott International
2.750%, 10/15/33	40,000	34,813
Meritage Homes
5.125%, 06/06/27	330,000	330,448
Murphy Oil USA
3.750%, 02/15/31	300,000	279,537
NVR
3.000%, 05/15/30	552,000	518,915

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY — continued
O'Reilly Automotive
4.700%, 06/15/32	$298,000	$295,985
3.900%, 06/01/29	153,000	150,396
PulteGroup
7.875%, 06/15/32	182,000	209,823
6.000%, 02/15/35	160,000	167,365
Somnigroup International
4.000%, 04/15/29	337,000	323,924
Tapestry
3.050%, 03/15/32	383,000	346,607
Tri Pointe Homes
5.700%, 06/15/28	241,000	242,800
VF
2.950%, 04/23/30	364,000	329,505
William Carter
7.375%, 02/15/31	315,000	325,390
		5,554,244

CONSUMER STAPLES — 1.4%
Church & Dwight
5.600%, 11/15/32	300,000	314,512
3.150%, 08/01/27	300,000	296,124
2.300%, 12/15/31	200,000	176,939
Costco Wholesale
1.750%, 04/20/32	523,000	454,625
Ingredion
2.900%, 06/01/30	450,000	420,850
Pilgrim's Pride
4.250%, 04/15/31	375,000	359,658
Procter & Gamble
4.050%, 01/26/33	330,000	324,903
		2,347,611

ENERGY — 1.7%
Boardwalk Pipelines
3.600%, 09/01/32	84,000	77,911
California Resources
8.250%, 06/15/29	188,000	196,144

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
ConocoPhillips
5.050%, 09/15/33	$28,000	$28,475
Equities
5.750%, 02/01/34	68,000	70,269
Expand Energy
4.750%, 02/01/32	120,000	117,770
Hess
6.000%, 01/15/40	107,000	113,347
MPLX
4.500%, 04/15/38	23,000	20,894
Oceaneering International
6.000%, 02/01/28	320,000	322,876
Patterson-UTI Energy
6.050%, 05/15/36	158,000	158,691
Targa Resources
5.500%, 02/15/35	425,000	432,002
Tidewater
9.125%, 07/15/30	300,000	323,016
Valero Energy
2.800%, 12/01/31	343,000	309,843
Western Midstream Operating
4.050%, 02/01/30	457,000	444,405
		2,615,643

FINANCIALS — 5.5%
American National Group
6.000%, 07/15/35	164,000	162,701
Ameriprise Financial
5.150%, 05/15/33	413,000	420,271
Athene Holding
5.875%, 01/15/34	67,000	68,184
4.125%, 01/12/28	271,000	268,742
Bank of America
2.651%, SOFR + 1.220%, 03/11/32(A)	370,000	336,021
2.482%, H15T5Y + 1.200%, 09/21/36(A)	400,000	349,067
1.898%, SOFR + 1.530%, 07/23/31(A)	10,000	8,936
Blackrock
4.750%, 05/25/33	62,000	62,541

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Brown & Brown
5.650%, 06/11/34	$47,000	$47,616
Capital One
2.700%, 02/06/30	274,000	256,408
Capital One Financial
7.624%, SOFR + 3.070%, 10/30/31(A)	145,000	159,757
2.359%, SOFR + 1.337%, 07/29/32(A)	349,000	301,703
Citigroup
3.057%, SOFR + 1.351%, 01/25/33(A)	50,000	45,355
Citizens Financial Group
3.250%, 04/30/30	224,000	212,163
Corebridge Financial
6.050%, 09/15/33	71,000	74,464
Credit Acceptance
6.625%, 03/15/30	243,000	244,701
F&G Annuities & Life
7.400%, 01/13/28	391,000	402,060
FactSet Research Systems
3.450%, 03/01/32	378,000	342,764
FirstCash
4.625%, 09/01/28	192,000	189,275
FS KKR Capital
6.875%, 08/15/29	211,000	211,817
6.125%, 01/15/31	324,000	313,832
Goldman Sachs Capital I
6.345%, 02/15/34	103,000	107,775
Goldman Sachs Group
5.218%, SOFR + 1.580%, 04/23/31(A)	530,000	537,761
4.411%, TSFR3M + 1.692%, 04/23/39(A)	480,000	433,267
4.017%, TSFR3M + 1.635%, 10/31/38(A)	210,000	184,417
Jefferson Capital Holdings
8.250%, 05/15/30	235,000	247,205
Manufacturers & Traders Trust
4.700%, 01/27/28	261,000	262,018
Mastercard
4.100%, 01/15/28	330,000	330,062
Morgan Stanley
2.484%, SOFR + 1.360%, 09/16/36(A)	1,220,000	1,060,774

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
OneMain Finance
7.875%, 03/15/30	$80,000	$83,261
Principal Financial Group
5.375%, 03/15/33	54,000	55,333
Reinsurance Group of America
6.000%, 09/15/33	29,000	30,287
Santander Holdings USA
7.660%, SOFR + 3.280%, 11/09/31(A)	130,000	143,039
Synchrony Bank
5.625%, 08/23/27	580,000	586,183
Truist Financial MTN
5.122%, SOFR + 1.852%, 01/26/34(A)	20,000	20,009
US Bancorp
2.491%, H15T5Y + 0.950%, 11/03/36(A)	400,000	347,713
Wells Fargo MTN
2.572%, TSFR3M + 1.262%, 02/11/31(A)	45,000	41,733
		8,949,215

HEALTH CARE — 5.9%
Abbott Laboratories
6.000%, 04/01/39	67,000	72,092
1.150%, 01/30/28	328,000	312,522
Adapthealth
5.125%, 03/01/30	314,000	304,249
Agilent Technologies
4.750%, 09/09/34	324,000	319,922
2.750%, 09/15/29	430,000	407,280
AMN Healthcare
6.500%, 01/15/31	319,000	320,632
4.000%, 04/15/29	165,000	159,290
Biogen
5.750%, 05/15/35	730,000	760,380
Boston Scientific
4.550%, 03/01/39	348,000	326,101
4.000%, 03/01/28	54,000	53,873
Cardinal Health
5.450%, 02/15/34	159,000	162,551
Charles River Laboratories International
3.750%, 03/15/29	350,000	335,294

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — continued
Edwards Lifesciences
4.300%, 06/15/28	$652,000	$650,117
Elevance Health
5.375%, 06/15/34	29,000	29,517
5.200%, 02/15/35	62,000	62,151
Gilead Sciences
5.250%, 10/15/33	226,000	233,019
4.600%, 09/01/35	144,000	140,555
1.200%, 10/01/27	352,000	338,509
Humana
5.875%, 03/01/33	44,000	45,347
5.550%, 05/01/35	384,000	384,449
3.125%, 08/15/29	310,000	296,877
2.150%, 02/03/32	165,000	143,070
Merck
3.900%, 03/07/39	397,000	350,672
Molina Healthcare
4.375%, 06/15/28	207,000	203,981
3.875%, 11/15/30	345,000	319,300
Quest Diagnostics
6.400%, 11/30/33	292,000	316,916
4.200%, 06/30/29	116,000	114,865
Regeneron Pharmaceuticals
1.750%, 09/15/30	100,000	88,620
Royalty Pharma
2.150%, 09/02/31	471,000	414,050
STERIS Irish FinCo UnLtd
2.700%, 03/15/31	887,000	808,259
Teleflex
4.250%, 06/01/28	331,000	326,685
UnitedHealth Group
6.625%, 11/15/37	20,000	22,282
4.500%, 04/15/33	17,000	16,625
3.500%, 08/15/39	408,000	335,446
2.875%, 08/15/29	20,000	19,104
2.300%, 05/15/31	26,000	23,329
Zoetis
3.000%, 09/12/27	326,000	320,766
		9,538,697

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — 3.4%
Advanced Drainage Systems
6.375%, 06/15/30	$241,000	$244,091
Allegiant Travel
7.250%, 08/15/27	248,000	248,999
Allegion US Holding
5.411%, 07/01/32	149,000	151,392
3.550%, 10/01/27	361,000	356,633
Broadridge Financial Solutions
2.900%, 12/01/29	11,000	10,325
BWX Technologies
4.125%, 06/30/28	258,000	253,257
Carlisle
2.200%, 03/01/32	458,000	396,195
CH Robinson Worldwide
4.200%, 04/15/28	295,000	292,790
Cintas No. 2
4.000%, 05/01/32	280,000	271,483
CoreCivic
4.750%, 10/15/27	119,000	118,327
Delta Air Lines
4.375%, 04/19/28	25,000	24,870
Deluxe
8.125%, 09/15/29	465,000	485,508
FedEx
4.900%, 01/15/34	58,000	57,485
3.900%, 02/01/35	75,000	69,020
GEO Group
10.250%, 04/15/31	303,000	328,352
Howmet Aerospace
5.950%, 02/01/37	181,000	192,699
JB Hunt Transport Services
4.900%, 03/15/30	120,000	120,937
KBR
4.750%, 09/30/28	261,000	257,727
Masco
1.500%, 02/15/28	265,000	252,196
Paychex
5.350%, 04/15/32	340,000	344,439
Pentair Finance Sarl
5.900%, 07/15/32	120,000	124,849

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
4.500%, 07/01/29	$181,000	$179,986
Quanta Services
5.250%, 08/09/34	100,000	101,126
Rollins
5.250%, 02/24/35	150,000	149,848
Trane Technologies Holdco
3.750%, 08/21/28	249,000	246,255
WW Grainger
4.450%, 09/15/34	83,000	81,040
Xylem
1.950%, 01/30/28	190,000	182,739
		5,542,568

INFORMATION TECHNOLOGY — 2.1%
Amdocs
2.538%, 06/15/30	377,000	342,580
Apple
4.300%, 05/10/33	16,000	16,013
AppLovin
5.500%, 12/01/34	190,000	191,845
Broadcom
3.187%, 11/15/36	73,000	61,068
Keysight Technologies
4.950%, 10/15/34	55,000	54,593
NetApp
2.375%, 06/22/27	350,000	342,665
Oracle
3.800%, 11/15/37	116,000	94,077
RingCentral
8.500%, 08/15/30	97,000	101,712
Seagate Data Storage Technology Pte
4.091%, 06/01/29	170,000	166,619
Skyworks Solutions
3.000%, 06/01/31	359,000	325,745
Synaptics
4.000%, 06/15/29	208,000	199,271
Teledyne Technologies
2.250%, 04/01/28	494,000	474,699

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Twilio
3.875%, 03/15/31	$352,000	$330,899
VeriSign
5.250%, 06/01/32	620,000	628,701
2.700%, 06/15/31	115,000	104,061
		3,434,548

MATERIALS — 1.1%
AptarGroup
3.600%, 03/15/32	451,000	419,826
Ardagh Metal Packaging Finance USA
3.250%, 09/01/28	334,000	320,767
Huntsman International
4.500%, 05/01/29	334,000	323,451
Minerals Technologies
5.000%, 07/01/28	100,000	99,537
NewMarket
2.700%, 03/18/31	82,000	74,366
Reliance
2.150%, 08/15/30	349,000	314,833
TriMas
4.125%, 04/15/29	335,000	321,820
		1,874,600

REAL ESTATE — 2.5%
Agree
2.600%, 06/15/33	192,000	163,558
2.000%, 06/15/28	292,000	278,137
Anywhere Real Estate Group
9.750%, 04/15/30	75,000	80,794
AvalonBay Communities
5.300%, 12/07/33	234,000	241,062
2.050%, 01/15/32	253,000	221,599
CBRE Services
2.500%, 04/01/31	356,000	320,529
EPR Properties
3.750%, 08/15/29	10,000	9,650
Essential Properties
2.950%, 07/15/31	396,000	357,782

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — continued
Highwoods Realty
4.125%, 03/15/28	$432,000	$426,237
Howard Hughes
4.125%, 02/01/29	339,000	327,380
Invitation Homes Operating Partnership
2.700%, 01/15/34	293,000	245,785
National Health Investors
3.000%, 02/01/31	112,000	101,493
Omega Healthcare Investors
4.750%, 01/15/28	783,000	784,152
Tanger Properties
2.750%, 09/01/31	491,000	438,746
Welltower OP
3.850%, 06/15/32	55,000	52,389
		4,049,293

UTILITIES — 3.9%
AES
6.950%, H15T5Y + 2.890%, 07/15/55(A)	81,000	—
American Electric Power
3.200%, 11/13/27	335,000	329,584
Atmos Energy
5.450%, 10/15/32	203,000	209,972
Avangrid
3.800%, 06/01/29	437,000	426,267
Consolidated Edison of New York
4.000%, 12/01/28	35,000	34,715
3.350%, 04/01/30	343,000	328,894
Constellation Energy Generation
5.600%, 03/01/28	313,000	318,739
DTE Energy
3.400%, 06/15/29	11,000	10,632
2.950%, 03/01/30	358,000	337,376
Duke Energy Carolinas
4.950%, 01/15/33	10,000	10,145
Essential Utilities
5.375%, 01/15/34	331,000	336,906
Evergy Kansas Central
5.900%, 11/15/33	401,000	425,088

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
National Fuel Gas
5.950%, 03/15/35	$248,000	$257,481
Northern States Power
5.350%, 11/01/39	462,000	462,261
Oklahoma Gas and Electric
5.400%, 01/15/33	316,000	326,166
PPL Electric Utilities
5.000%, 05/15/33	462,000	465,994
Public Service Electric and Gas
5.200%, 08/01/33	480,000	492,128
Public Service of Colorado
3.700%, 06/15/28	328,000	324,027
Southern California Edison
5.550%, 01/15/37	145,000	143,779
5.450%, 03/01/35	83,000	82,929
2.750%, 02/01/32	17,000	15,169
Southern California Gas
5.200%, 06/01/33	95,000	96,705
Southwestern Electric Power
4.100%, 09/15/28	120,000	118,884
Wisconsin Power and Light
3.050%, 10/15/27	330,000	324,518
XPLR Infrastructure Operating Partners
7.250%, 01/15/29	150,000	156,231
4.500%, 09/15/27	267,000	265,241
		6,299,831

		57,007,593

Total Corporate Obligations
(Cost $72,553,530)		72,647,960
U.S. TREASURY OBLIGATIONS — 26.7%

U.S. Treasury Bonds
4.750%, 08/15/55	3,897,000	3,752,232
4.750%, 02/15/56	365,000	351,769
4.625%, 02/15/55	344,000	324,381
4.625%, 11/15/55	605,000	571,158
4.250%, 02/15/54	183,000	162,048
4.250%, 08/15/54	124,000	109,832
3.375%, 11/15/48	324,000	251,707

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
3.125%, 05/15/48	$720,000	$537,075
3.000%, 08/15/48	711,000	517,030
2.875%, 05/15/49	3,014,000	2,124,164
2.875%, 05/15/52	2,047,000	1,403,634
2.500%, 02/15/46	5,931,000	4,060,186
2.250%, 05/15/41	562,000	407,604
2.250%, 02/15/52	146,000	87,058
2.000%, 11/15/41	117,000	80,561
2.000%, 02/15/50	139,000	80,224
1.875%, 02/15/41	3,223,000	2,222,611
1.875%, 02/15/51	2,045,000	1,124,910
1.875%, 11/15/51	2,549,000	1,386,616
1.375%, 11/15/40	2,197,000	1,411,058
1.250%, 05/15/50	550,000	258,801
		21,224,659

U.S. Treasury Notes
4.250%, 08/15/35	4,625,000	4,568,091
3.750%, 10/31/32	825,000	801,861
3.250%, 06/30/29	1,848,000	1,804,904
3.125%, 11/15/28	1,800,000	1,761,891
2.875%, 04/30/29	600,000	580,688
2.875%, 05/15/32	31,000	28,818
2.750%, 05/31/29	89,000	85,749
2.750%, 08/15/32	313,000	287,703
1.875%, 02/15/32	902,000	795,945
1.750%, 11/15/29	5,169,000	4,785,363
1.625%, 08/15/29	500,000	463,828
1.500%, 11/30/28	946,000	889,388
1.500%, 02/15/30	234,000	213,360
1.375%, 12/31/28	1,112,000	1,039,894
1.375%, 11/15/31	1,724,000	1,489,172
0.875%, 11/15/30	2,065,000	1,794,130
0.625%, 05/15/30	989,000	864,448
		22,255,233

Total U.S. Treasury Obligations
(Cost $45,328,519)		43,479,892

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — 24.9%

	Face Amount	Value
Agency Mortgage-Backed Obligations — 24.0%
FHLMC
7.000%, 04/01/55	$56,827	$60,202
7.000%, 11/01/55	78,749	83,259
6.000%, 08/01/53	244,081	251,670
6.000%, 10/01/54	228,110	234,435
6.000%, 02/01/55	224,934	232,093
6.000%, 09/01/55	218,685	223,433
5.500%, 06/01/56	210,000	—
5.500%, 06/01/55	157,080	160,267
5.500%, 11/01/54	140,557	141,260
5.000%, 11/01/42	83,354	82,505
5.000%, 06/01/56	265,000	—
4.500%, 02/01/41	95,500	94,523
4.500%, 10/01/52	762,139	734,854
4.000%, 07/01/52	1,106,227	1,037,866
3.500%, 10/01/37	76,952	73,825
3.500%, 06/01/52	295,876	269,242
3.000%, 04/01/35	85,289	81,893
2.500%, 01/01/52	730,178	620,388
2.500%, 07/01/52	97,779	81,907
2.500%, 04/01/51	92,673	77,632
2.500%, 02/01/51	89,062	75,597
2.000%, 03/01/52	100,117	80,147
1.500%, 03/01/52	490,429	374,698
FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Cl A1
0.863%, 05/25/30	710,313	662,818
FHLMC Multifamily Structured Pass Through Certificates, Ser K126, Cl A1
1.319%, 10/25/30	493,386	473,696
FNMA
6.500%, 01/01/53	580,856	603,583
6.500%, 09/01/53	155,864	162,096
6.500%, 01/01/54	152,913	158,896
6.000%, 12/01/53	213,373	218,025
6.000%, 08/01/53	1,094,791	1,122,967
5.500%, 12/01/52	1,545,315	1,563,052
5.500%, 02/01/49	154,557	158,717
5.500%, 07/01/53	609,356	622,462
5.500%, 08/01/40	76,658	78,032
5.000%, 09/01/52	162,627	161,707
5.000%, 10/01/52	1,209,241	1,197,688
5.000%, 02/01/41	95,982	96,534

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Agency Mortgage-Backed Obligations — continued
5.000%, 12/01/52	$86,070	$85,217
5.000%, 10/01/53	442,146	437,013
4.500%, 11/01/52	510,814	492,422
4.000%, 12/01/52	273,298	256,025
4.000%, 01/01/52	321,369	302,432
3.500%, 11/01/30	67,448	66,064
3.500%, 12/01/52	1,660,120	1,509,858
3.000%, 02/01/41	90,222	83,367
3.000%, 06/01/52	1,068,193	933,938
3.000%, 04/01/52	1,729,401	1,514,009
3.000%, 01/01/35	108,025	103,335
2.500%, 04/01/41	88,235	79,055
2.500%, 10/01/51	112,036	94,913
2.500%, 04/01/52	411,309	346,629
2.500%, 01/01/51	324,908	275,789
2.500%, 09/01/51	88,004	74,699
2.500%, 03/01/37	397,336	374,259
2.500%, 02/01/52	464,153	390,775
2.500%, 04/01/51	536,160	450,434
2.500%, 01/01/52	1,938,061	1,651,589
2.000%, 08/01/42	521,513	453,068
2.000%, 10/01/51	967,132	779,605
2.000%, 03/01/37	988,937	908,318
2.000%, 05/01/51	2,067,245	1,669,008
2.000%, 03/01/52	3,658,411	2,938,382
1.500%, 12/01/50	201,157	154,219
1.500%, 09/01/51	124,361	95,015
1.500%, 12/01/36	690,624	620,230
1.500%, 11/01/41	243,835	202,599
GNMA
6.500%, 01/20/55	56,489	58,850
6.500%, 04/20/55	101,381	105,617
6.000%, 06/20/55	500,660	511,819
5.500%, 05/20/41	76,150	78,446
5.500%, 09/20/53	653,142	660,648
5.500%, 08/20/55	361,036	363,642
5.000%, 07/20/53	785,465	779,339
5.000%, 04/20/47	72,393	73,200
5.000%, 11/20/53	147,211	146,260
4.500%, 04/20/53	711,380	689,006
4.500%, 07/20/46	75,772	74,542
4.000%, 09/20/52	479,186	450,561
4.000%, 10/20/52	120,078	112,940

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Agency Mortgage-Backed Obligations — continued
3.500%, 05/20/52	$981,838	$895,074
3.000%, 11/20/54	326,673	290,733
3.000%, 02/20/56	188,981	168,135
3.000%, 07/20/52	89,985	80,160
3.000%, 08/20/55	772,658	688,741
2.500%, 11/20/51	715,855	612,994
2.500%, 07/20/51	1,024,541	877,027
2.500%, 11/20/50	118,500	101,478
2.000%, 04/20/52	1,889,971	1,550,950
		39,064,397

Commercial Mortgage-Backed Obligations — 0.7%
BANK, Ser 2025-BNK50, Cl A5
5.652%, 05/15/68(A)	205,000	213,542
BMO Mortgage Trust, Ser 2024-C9, Cl A5
5.759%, 07/15/57	300,000	313,274
BMO Mortgage Trust, Ser 2025-C11, Cl A5
5.687%, 02/15/58	300,000	312,171
MSWF Commercial Mortgage Trust, Ser 2023-2, Cl A5
6.014%, 12/15/56(A)	300,000	317,777
		1,156,764

Information Technology — 0.2%
FNMA
5.500%, 03/01/54	99,094	100,069
1.500%, 11/01/50	172,854	132,394
		232,463

Total Mortgage-Backed Securities
(Cost $40,986,685)		40,453,624

SOVEREIGN DEBT — 1.2%
CANADA — 0.2%
Canada Government International Bond
3.750%, 04/26/28	415,000	413,052

INDONESIA — 0.2%
Indonesia Government International Bond
4.550%, 01/11/28	315,000	316,457

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

SOVEREIGN DEBT — continued

	Face Amount	Value
MEXICO — 0.2%
Mexico Government International Bond
4.280%, 08/14/41	$323,000	$254,039

PANAMA — 0.1%
Panama Government International Bond
4.500%, 01/19/63	237,000	181,554

PHILIPPINES — 0.2%
Philippine Government International Bond
3.200%, 07/06/46	540,000	374,937

SOUTH KOREA — 0.1%
Export-Import Bank of Korea
2.500%, 06/29/41	200,000	145,391

URUGUAY — 0.2%
Oriental Republic of Uruguay
5.250%, 09/10/60	300,000	276,000

Total Sovereign Debt
(Cost $1,969,284)		1,961,430

ASSET-BACKED SECURITIES — 0.5%
Automotive — 0.3%
Avis Budget Rental Car Funding AESOP, Ser 2022-1A, Cl A
3.830%, 08/21/28	100,000	99,458
Credit Acceptance Auto Loan Trust, Ser 2025-1A, Cl A
5.020%, 03/15/35	95,000	95,386
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A4
5.320%, 02/15/30	300,000	302,524
		497,368

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other Asset-Backed Security — 0.2%
Dell Equipment Finance Trust, Ser 2025-1, Cl B
4.960%, 02/24/31	$310,000	$312,497

Total Asset-Backed Securities
(Cost $808,955)		809,865

MUNICIPAL BONDS — 0.5%
ILLINOIS — 0.2%
State of Illinois, GO
6.630%, 02/01/35	259,615	272,826

LOUISIANA — 0.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
4.475%, 08/01/39	290,000	279,608

NEW YORK — 0.1%
Port Authority of New York & New Jersey, Ser 21, RB
3.287%, 08/01/69	350,000	219,046

Total Municipal Bonds
(Cost $781,767)		771,480

U.S. GOVERNMENT AGENCY OBLIGATION — 0.3%
Tennessee Valley Authority
3.875%, 03/15/28	439,000	438,266

Total U.S. Government Agency Obligation
(Cost $437,367)		438,266

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

SHORT-TERM INVESTMENT — 0.9%

	Shares	Value
DWS Government Money Market Series, Institutional Shares, 3.630% (B)
(Cost $1,411,151)	1,411,151	$1,411,151

Total Investments — 99.7%
(Cost $164,277,258)		$161,973,668

Percentages are based on Net Assets of $162,486,629.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	The rate reported is the 7-day effective yield as of May 31, 2026.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
SOFRRATE — Secured Overnight Financing Rate
TSFR3M — 3 Month CME Term Secured
US0003M — ICE LIBOR USD 1 Month

SYM-QH-001-0900

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 98.8%

	Shares	Value
MUNICIPAL BOND FUNDS — 98.8%
Dimensional National Municipal Bond ETF (A)	162,841	$7,853,821
iShares High Yield Muni Active ETF	32,407	1,585,026
iShares National Muni Bond ETF (A)	58,246	6,242,224
iShares Short-Term National Muni Bond ETF (A)	58,607	6,241,645
Schwab Municipal Bond ETF	69,189	1,776,774
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	125,973	3,178,299
Vanguard Intermediate Tax-Exempt Bond ETF	38,363	3,866,607
Vanguard Short-Term Tax-Exempt Bond ETF	17,473	1,768,442
Vanguard Tax-Exempt Bond Index ETF (A)	129,532	6,523,232
Total Registered Investment Companies
(Cost $38,896,824)		39,036,070

SHORT-TERM INVESTMENT — 1.5%
DWS Government Money Market Series, Institutional Shares, 3.630% (B)
(Cost $614,987)	614,987	614,987

Total Investments — 100.3%
(Cost $39,511,811)		$39,651,057

Percentages are based on Net Assets of $39,518,060.

(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities and Exchange Commission's website https://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of May 31, 2026.

ETF — Exchange-Traded Fund

SPDR — Standard & Poor's Depositary Receipts

SYM-QH-001-0900

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 44.2%

	Face Amount	Value
AUSTRALIA — 1.8%
FINANCIALS — 0.2%
Commonwealth Bank of Australia MTN
0.875%, 02/19/29	$204,000	$226,020
South Australian Government Financing Authority
4.500%, 05/24/33	336,000	232,867
		458,887

INDUSTRIALS — 0.1%
Brambles Finance
1.500%, 10/04/27	271,000	310,340
CIMIC Finance USA Pty
7.000%, 03/25/34	20,000	21,398
		331,738

MATERIALS — 1.2%
BHP Billiton Finance MTN
1.500%, 04/29/30	292,000	319,395
Fortescue Treasury Pty
5.875%, 04/15/30	514,000	522,848
4.500%, 09/15/27	384,000	382,040
Mineral Resources
9.250%, 10/01/28	171,000	177,367
Northern Star Resources
6.125%, 04/11/33	321,000	333,666
Perenti Finance Pty
7.500%, 04/26/29	862,000	888,073
Rio Tinto Finance USA
5.000%, 03/09/33	349,000	353,434
South32 Treasury
4.350%, 04/14/32	137,000	131,043
		3,107,866

REAL ESTATE — 0.1%
Vicinity Centres Trust MTN
1.125%, 11/07/29	257,000	278,337

UTILITIES — 0.2%
Origin Energy Finance MTN
1.000%, 09/17/29	494,000	535,569

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
		4,712,397

AUSTRIA — 0.3%
FINANCIALS — 0.3%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse MTN
1.750%, 03/08/30	$100,000	$111,820
0.375%, 09/03/27	500,000	563,559
Erste Group Bank MTN
0.875%, 11/15/32(A)	100,000	113,071
		788,450

BELGIUM — 0.7%
FINANCIALS — 0.7%
Belfius Bank MTN
3.625%, 10/18/28	500,000	594,052
KBC Group
6.324%, H15T1Y + 2.050%, 09/21/34(A)	400,000	428,641
6.151%, GUKG5 + 2.250%, 03/19/34(A)	100,000	137,837
5.796%, H15T1Y + 2.100%, 01/19/29(A)	729,000	743,445
		1,903,975

CANADA — 3.8%
COMMUNICATION SERVICES — 0.3%
Videotron
5.700%, 01/15/35	534,000	540,158
3.625%, 06/15/29	304,000	294,604
		834,762
ENERGY — 0.7%
AltaGas
7.200%, H15T5Y + 3.573%, 10/15/54(A)	785,000	—
Canadian Natural Resources
5.400%, 12/15/34	252,000	255,668
5.000%, 12/15/29	135,000	137,009
2.950%, 07/15/30	577,000	542,133
Enerflex
6.875%, 01/15/31	510,000	524,571

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Suncor Energy
7.150%, 02/01/32	$532,000	$590,162
		2,049,543

FINANCIALS — 2.1%
Bank of Montreal
5.004%, SOFRINDX + 0.670%, 01/27/29(A)	351,000	354,105
4.875%, SONIO/N + 0.950%, 10/01/31(A)	175,000	235,180
Bank of Nova Scotia
0.010%, 01/14/27	427,000	490,201
Canadian Imperial Bank of Commerce MTN
6.092%, 10/03/33	202,000	215,922
4.243%, SOFRINDX + 0.600%, 09/08/28(A)	360,000	359,151
3.807%, 07/09/29	291,000	346,081
3.250%, EUR003M + 1.117%, 07/16/31(A)	461,000	533,844
Fairfax Financial Holdings
2.750%, 03/29/28	514,000	592,989
National Bank of Canada
5.600%, 12/18/28	413,000	424,385
4.500%, 10/10/29	527,000	525,432
Royal Bank of Canada
2.375%, 09/13/27	115,000	133,570
Toronto-Dominion Bank MTN
4.928%, 10/15/35	356,000	349,965
3.563%, 04/16/31	222,000	260,504
3.129%, 08/03/32	345,000	393,685
1.952%, 04/08/30	444,000	492,622
		5,707,636

INDUSTRIALS — 0.6%
Canadian National Railway
5.850%, 11/01/33	474,000	507,087
CCL Industries
3.050%, 06/01/30	496,000	465,266

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
RB Global Holdings
7.750%, 03/15/31	$515,000	$535,478
		1,507,831
INFORMATION TECHNOLOGY — 0.1%
Canadian Government Bond
3.250%, 06/01/36	192,000	136,905

		10,236,677

CHINA — 0.2%
FINANCIALS — 0.2%
China Great Wall International Holdings VI
5.250%, 04/23/28	478,000	482,258

DENMARK — 0.8%
CONSUMER DISCRETIONARY — 0.1%
Pandora MTN
4.500%, 04/10/28	319,000	379,640

FINANCIALS — 0.5%
AL Sydbank MTN
5.125%, EUSA1 + 1.850%, 09/06/28(A)	482,000	575,782
Danske Bank
3.125%, 06/06/31	607,000	711,978
		1,287,760
HEALTH CARE — 0.2%
H Lundbeck MTN
0.875%, 10/14/27	529,000	598,465

		2,265,865

FINLAND — –%
ENERGY — –%
Teollisuuden Voima MTN
4.750%, 06/01/30	107,000	—

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS — –%
UPM-Kymmene MTN
0.125%, 11/19/28	$141,000	$—

		—

FRANCE — 1.0%
CONSUMER STAPLES — 0.2%
Ipsen
3.875%, 03/25/32	400,000	468,833

FINANCIALS — 0.5%
BPCE SFH
0.625%, 09/22/27	700,000	794,387
La Banque Postale MTN
4.000%, 05/03/28	500,000	593,571
		1,387,958

MATERIALS — 0.1%
Caisse de Refinancement de l'Habitat
0.010%, 10/08/29	200,000	212,034

UTILITIES — 0.2%
Electricite de France
5.700%, 05/23/28	664,000	678,031

		2,746,856

GERMANY — 1.5%
FINANCIALS — 0.6%
Deutsche Bank MTN
0.010%, 10/02/29	226,000	239,903
Kreditanstalt fuer Wiederaufbau
3.875%, 06/15/28	133,000	132,671
0.000%, 04/18/36(B)	87,000	55,974
Landwirtschaftliche Rentenbank MTN
0.050%, 01/31/31	622,000	638,222

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
NRW Bank
1.625%, 08/03/32	$597,000	$644,400
		1,711,170

INDUSTRIALS — 0.3%
Deutsche Bahn MTN
1.125%, 05/29/51	1,128,000	700,801

MATERIALS — 0.1%
K+S
4.250%, 06/19/29	100,000	119,153

UTILITIES — 0.5%
RWE Finance US
5.875%, 04/16/34	536,000	555,156
5.125%, 09/18/35	729,000	710,934
		1,266,090
		3,797,214

GREECE — 0.5%
FINANCIALS — 0.4%
Eurobank MTN
4.000%, EUSA1 + 1.800%, 09/24/30(A)	512,000	607,442
Piraeus Bank MTN
6.750%, EUSA1 + 3.837%, 12/05/29(A)	472,000	594,155
		1,201,597

INDUSTRIALS — 0.1%
Danaos
6.875%, 10/15/32	307,000	316,696

		1,518,293

INDONESIA — 0.1%
ENERGY — 0.1%
Pertamina Hulu Energi
5.250%, 05/21/30	389,000	391,514

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
IRELAND — 0.2%
FINANCIALS — 0.2%
Bank of Ireland Group MTN
5.000%, EUAMDB01 + 2.050%, 07/04/31(A)	$430,000	$532,451

ITALY — 1.3%
ENERGY — –%
Snam
5.750%, 05/28/35	392,000	—

FINANCIALS — 1.1%
Banco BPM MTN
3.750%, 06/27/28	200,000	237,355
3.375%, 01/24/30	356,000	420,272
Intesa Sanpaolo MTN
6.625%, 05/31/33	124,000	179,252
4.198%, H15T1Y + 2.600%, 06/01/32(A)	587,000	554,281
4.000%, 09/23/29	709,000	692,648
UniCredit
3.500%, 07/31/30	448,000	532,968
3.127%, H15T1Y + 1.550%, 06/03/32(A)	586,000	539,394
		3,156,170

UTILITIES — 0.2%
Enel Finance International
5.000%, 06/15/32	657,000	656,795

		3,812,965

LUXEMBOURG — 0.1%
HEALTH CARE — 0.1%
Eurofins Scientific
0.875%, 05/19/31	179,000	183,796

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MEXICO — 0.4%
ENERGY — 0.1%
Comision Federal de Electricidad
5.700%, 01/24/30	$200,000	$201,072

MATERIALS — 0.2%
Minera Mexico SA de CV
4.500%, 01/26/50	762,000	626,219

UTILITIES — 0.1%
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple
7.250%, 01/31/41	250,598	254,934

		1,082,225

NETHERLANDS — 1.0%
COMMUNICATION SERVICES — 0.2%
Koninklijke KPN MTN
0.875%, 11/15/33	500,000	480,828

CONSUMER DISCRETIONARY — 0.2%
IMCD
4.875%, 09/18/28	233,000	279,805
Universal Music Group MTN
3.750%, 06/30/32	121,000	141,786
		421,591
CONSUMER STAPLES — 0.2%
Magnum Icc Finance BV MTN
3.750%, 11/26/34	390,000	450,595

HEALTH CARE — 0.2%
Sandoz Finance BV
4.220%, 04/17/30	523,000	630,459

UTILITIES — 0.2%
TenneT Holding BV MTN
0.875%, 06/16/35	631,000	605,395

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
		2,588,868
NEW ZEALAND — 0.4%
FINANCIALS — 0.4%
ASB Bank MTN
0.250%, 05/21/31	$510,000	$517,603
Bank of New Zealand MTN
2.708%, 06/18/30	577,000	665,532
		1,183,135

NORWAY — 0.3%
ENERGY — 0.2%
Aker BP
6.000%, 06/13/33	150,000	156,575
5.600%, 06/13/28	338,000	343,234
		499,809
FINANCIALS — 0.1%
DNB Bank
4.832%, SOFR + 1.130%, 03/30/32(A)	352,000	350,756

		850,565

POLAND — 0.1%
ENERGY — 0.1%
ORLEN MTN
3.625%, 07/02/32	206,000	238,790

FINANCIALS — 0.0%
Bank Polska Kasa Opieki MTN
4.010%, EUR003M + 1.550%, 02/27/36(A)	100,000	115,807

		354,597

SINGAPORE — 0.3%
FINANCIALS — 0.3%
Temasek Financial I MTN
3.500%, 02/15/33	360,000	424,895

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
United Overseas Bank MTN
5.250%, SDSOA5 + 2.393%, (A)(C)	$250,000	$203,599
		628,494

SOUTH KOREA — 0.2%
ENERGY — 0.2%
POSCO
5.750%, 01/17/28	430,000	437,642

SPAIN — 1.3%
FINANCIALS — 1.2%
Banco de Sabadell
3.250%, 06/05/34	200,000	233,252
Banco Santander
3.375%, 01/11/30	200,000	237,332
2.750%, 09/08/32	300,000	344,302
Bankinter
3.050%, 05/29/28	200,000	234,024
CaixaBank MTN
6.875%, GUKG5 + 3.700%, 10/25/33(A)	100,000	139,191
5.673%, SOFRINDX + 1.780%, 03/15/30(A)	660,000	675,917
5.402%, SOFR + 1.530%, 04/22/37(A)	538,000	533,207
4.750%, GUKG1 + 0.980%, 11/29/31(A)	100,000	132,765
Unicaja Banco MTN
5.125%, EUSA1 + 2.150%, 02/21/29(A)	500,000	602,752
		3,132,742
UTILITIES — 0.1%
Naturgy Finance Iberia MTN
3.625%, 10/02/34	200,000	229,858

		3,362,600

SUPRANATIONAL — 1.3%
CONSUMER DISCRETIONARY — 0.2%
Council of Europe Development Bank MTN
3.125%, 09/13/28	499,000	587,135

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — 1.1%
Asian Development Bank MTN
3.125%, 08/20/27	$250,000	$247,445
Asian Infrastructure Investment Bank
4.500%, 05/21/35	408,000	410,548
European Investment Bank
0.375%, 09/15/27	559,000	634,189
Inter-American Development Bank MTN
4.375%, 08/18/32	444,000	592,920
International Bank for Reconstruction & Development MTN
3.100%, 04/14/38	688,000	782,696
International Finance MTN
3.875%, 09/12/30	130,000	171,648
		2,839,446
		3,426,581

SWEDEN — 1.9%
COMMUNICATION SERVICES — 0.5%
Tele2 MTN
3.750%, 11/22/29	535,000	634,306
Telefonaktiebolaget LM Ericsson MTN
5.375%, 05/29/28	523,000	635,345
1.000%, 05/26/29	126,000	137,779
		1,407,430
CONSUMER DISCRETIONARY — 0.5%
H & M Hennes & Mauritz MTN
3.400%, 10/31/33	486,000	552,412
H&M Finance BV MTN
4.875%, 10/25/31	109,000	134,926
0.250%, 08/25/29	524,000	554,504
		1,241,842
FINANCIALS — 0.7%
EQT
5.850%, 05/08/35	1,074,000	1,077,847
Investor MTN
0.375%, 10/29/35	270,000	235,073
Stadshypotek MTN
2.875%, 03/21/29	136,000	158,939
0.010%, 09/30/30	131,000	135,167

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Stadshypotek AB MTN
0.010%, 11/24/28	$200,000	$217,933
		1,824,959
INDUSTRIALS — 0.2%
Epiroc MTN
3.625%, 02/28/31	489,000	576,236

		5,050,467

TAIWAN — 0.1%
INFORMATION TECHNOLOGY — 0.1%
Foxconn Singapore Pte Ltd MTN
3.125%, 11/04/31	286,000	324,952

UNITED ARAB EMIRATES — 0.1%
ENERGY — 0.1%
Galaxy Pipeline Assets Bidco
2.625%, 03/31/36	214,000	187,246

UNITED KINGDOM — 3.4%
CONSUMER STAPLES — 0.2%
Imperial Brands Finance
6.125%, 07/27/27	234,000	238,084
3.875%, 07/26/29	247,000	241,260
		479,344
ENERGY — 0.2%
DCC Group Finance Ireland DAC MTN
4.375%, 06/27/31	477,000	567,884

FINANCIALS — 2.2%
3i Group
4.875%, 06/14/29	524,000	634,778
Barclays
7.090%, BPSWS1 + 2.553%, 11/06/29(A)	198,000	278,641
ENW Finance
4.893%, 11/24/32	186,000	—

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
HSBC Holdings
7.399%, SOFR + 3.020%, 11/13/34(A)	$501,000	$558,182
6.800%, SONIO/N + 2.124%, 09/14/31(A)	203,000	290,811
6.254%, SOFR + 2.390%, 03/09/34(A)	408,000	434,263
4.762%, SOFR + 2.530%, 03/29/33(A)	285,000	278,405
3.834%, EUR003M + 1.458%, 09/25/35(A)	202,000	236,059
Investec MTN
3.625%, EUAMDB01 + 1.450%, 02/19/31(A)	900,000	1,049,087
1.875%, GUKG1 + 1.500%, 07/16/28(A)	199,000	258,845
Marex Group
6.404%, 11/04/29	646,000	666,593
5.829%, 05/08/28	214,000	216,732
Nationwide Building Society MTN
2.250%, 05/16/37	183,000	190,109
0.500%, 05/05/41	680,000	505,752
NatWest Group MTN
7.416%, GUKG5 + 4.200%, 06/06/33(A)	198,000	276,511
		5,874,768
HEALTH CARE — 0.5%
180 Medical
5.300%, 10/08/35	294,000	285,924
GlaxoSmithKline Capital MTN
1.250%, 10/12/28	224,000	279,737
Smith & Nephew
5.400%, 03/20/34	539,000	546,801
2.032%, 10/14/30	391,000	348,311
		1,460,773
INDUSTRIALS — 0.2%
Rolls-Royce MTN
5.750%, 10/15/27	159,000	216,747
1.625%, 05/09/28	260,000	295,693
		512,440
UTILITIES — 0.1%
National Grid
5.602%, 06/12/28	181,000	184,734

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
		9,079,943

UNITED STATES — 21.1%
COMMUNICATION SERVICES — 2.1%
Alphabet
4.800%, 02/15/36	$511,000	$505,280
4.700%, 11/15/35	135,000	132,738
4.625%, 11/13/32	222,000	294,412
Discovery Communications
3.625%, 05/15/30	584,000	548,960
Discovery Global Holdings
4.054%, 03/15/29	51,000	50,722
Fox
6.500%, 10/13/33	525,000	565,004
4.709%, 01/25/29	434,000	435,508
3.500%, 04/08/30	338,000	324,953
Netflix
4.875%, 04/15/28	571,000	577,561
News
5.125%, 02/15/32	480,000	470,836
3.875%, 05/15/29	242,000	234,645
Nexstar Media
4.750%, 11/01/28	300,000	295,316
Versant Media Group
7.250%, 01/30/31	763,000	792,738
Ziff Davis
4.625%, 10/15/30	402,000	381,831
		5,610,504

CONSUMER DISCRETIONARY — 2.8%
Block Financial
3.875%, 08/15/30	24,000	22,851
Brinker International
8.250%, 07/15/30	2,000	2,089
Century Communities
3.875%, 08/15/29	175,000	165,239
DR Horton
1.400%, 10/15/27	162,000	155,759
Genting New York
7.250%, 10/01/29	311,000	318,461

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Kohl's
10.000%, 06/01/30	$476,000	$517,589
Kontoor Brands
4.125%, 11/15/29	546,000	521,086
Light & Wonder International
7.250%, 11/15/29	310,000	317,001
Mattel
5.875%, 12/15/27	425,000	425,015
NVR
3.000%, 05/15/30	584,000	548,997
O'Reilly Automotive
1.750%, 03/15/31	1,519,000	1,329,002
PulteGroup
6.000%, 02/15/35	17,000	17,783
Ross Stores
1.875%, 04/15/31	1,287,000	1,135,571
Somnigroup International
4.000%, 04/15/29	551,000	529,621
Tapestry
5.500%, 03/11/35	519,000	523,153
3.050%, 03/15/32	92,000	83,258
Viking Cruises
7.000%, 02/15/29	534,000	536,073
William Carter
7.375%, 02/15/31	373,000	385,303
		7,533,851

CONSUMER STAPLES — 1.1%
Philip Morris International
4.625%, 10/29/35	149,000	144,227
2.875%, 05/14/29	274,000	317,375
0.800%, 08/01/31	223,000	228,564
Pilgrim's Pride
4.250%, 04/15/31	644,000	617,652
Smithfield Foods
3.000%, 10/15/30	286,000	260,793
2.625%, 09/13/31	1,259,000	1,111,750

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
US Foods
6.875%, 09/15/28	$527,000	$539,829
		3,220,190
ENERGY — 1.6%
California Resources
8.250%, 06/15/29	317,000	330,732
Coterra Energy
5.600%, 03/15/34	429,000	443,242
5.400%, 02/15/35	523,000	530,047
DT Midstream
4.125%, 06/15/29	547,000	536,468
Expand Energy
4.750%, 02/01/32	586,000	575,110
Exxon Mobil
0.835%, 06/26/32	148,000	149,786
0.524%, 06/26/28	100,000	111,407
Niagara Mohawk Power
5.112%, 01/12/36	172,000	169,306
Oceaneering International
6.000%, 02/01/28	650,000	655,842
Ovintiv
8.125%, 09/15/30	101,000	113,304
SM Energy
8.625%, 11/01/30	124,000	131,093
Tidewater
9.125%, 07/15/30	484,000	521,133
		4,267,470

FINANCIALS — 3.4%
American Express
3.433%, EUR003M + 1.102%, 05/20/32(A)	277,000	322,694
American National Group
6.000%, 07/15/35	515,000	510,922
5.750%, 10/01/29	538,000	546,021
Athene Global Funding MTN
5.146%, 11/01/29	112,000	149,768

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
BGC Group
8.000%, 05/25/28	$300,000	$315,277
Blue Owl Technology Finance
6.100%, 03/15/28	35,000	34,923
Credit Acceptance
9.250%, 12/15/28	346,000	361,431
6.625%, 03/15/30	146,000	147,022
Enact Holdings
6.250%, 05/28/29	1,324,000	1,367,286
Essent Group
6.250%, 07/01/29	518,000	534,805
FirstCash
6.875%, 03/01/32	316,000	324,915
5.625%, 01/01/30	434,000	433,361
4.625%, 09/01/28	503,000	495,860
Hanover Insurance Group
5.500%, 09/01/35	332,000	334,089
Jefferson Capital Holdings
8.250%, 05/15/30	386,000	406,048
MGIC Investment
5.250%, 08/15/28	705,000	704,985
MSCI
3.625%, 09/01/30	69,000	65,411
Pinnacle Bank
5.957%, H15T5Y + 2.300%, 01/15/36(A)	540,000	536,324
Synchrony Financial
2.875%, 10/28/31	1,505,000	1,327,128
		8,918,270

HEALTH CARE — 2.3%
Adapthealth
5.125%, 03/01/30	526,000	509,665
Agilent Technologies
4.750%, 09/09/34	525,000	518,392
2.750%, 09/15/29	572,000	541,777
2.300%, 03/12/31	295,000	264,513
AMN Healthcare
6.500%, 01/15/31	521,000	523,666
Cencora
3.625%, 05/22/32	323,000	377,837

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — continued
Charles River Laboratories International
3.750%, 03/15/29	$344,000	$329,546
Gilead Sciences
1.200%, 10/01/27	184,000	176,948
Molina Healthcare
4.375%, 06/15/28	548,000	540,007
3.875%, 11/15/30	149,000	137,901
Regeneron Pharmaceuticals
1.750%, 09/15/30	262,000	232,185
Royalty Pharma
5.400%, 09/02/34	160,000	161,899
STERIS Irish FinCo UnLtd
2.700%, 03/15/31	824,000	750,851
Stryker
3.650%, 03/07/28	450,000	444,614
Teleflex
4.250%, 06/01/28	533,000	526,052
		6,035,853

INDUSTRIALS — 2.7%
AGCO
5.800%, 03/21/34	318,000	326,880
Allison Transmission
5.875%, 12/01/33	533,000	534,492
3.750%, 01/30/31	870,000	814,902
AP Moller - Maersk MTN
3.500%, 09/17/34	120,000	137,392
BWX Technologies
4.125%, 04/15/29	550,000	532,762
Carlisle
2.200%, 03/01/32	12,000	10,381
Deluxe
8.125%, 09/15/29	501,000	523,096
Dover
3.500%, 11/12/33	399,000	458,651
0.750%, 11/04/27	120,000	135,668
Dycom Industries
4.500%, 04/15/29	540,000	530,486

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
EnerSys
6.625%, 01/15/32	$525,000	$—
Esab
6.250%, 04/15/29	131,000	133,366
GCC
3.614%, 04/20/32	1,091,000	999,132
GEO Group
10.250%, 04/15/31	507,000	549,420
8.625%, 04/15/29	125,000	130,343
Jacobs Engineering Group
6.350%, 08/18/28	48,000	49,607
5.900%, 03/01/33	500,000	517,414
MasTec
5.900%, 06/15/29	312,000	321,041
Pentair Finance Sarl
5.900%, 07/15/32	34,000	35,374
Quanta Services
5.250%, 08/09/34	60,000	60,676
5.100%, 08/09/35	321,000	320,050
Roller Bearing of America
4.375%, 10/15/29	270,000	264,145
		7,385,278

INFORMATION TECHNOLOGY — 1.9%
Applied Materials
4.800%, 06/15/29	131,000	132,867
AppLovin
5.500%, 12/01/34	415,000	419,030
Ciena
4.000%, 01/31/30	555,000	532,689
Fortinet
2.200%, 03/15/31	728,000	651,763
Micron Technology
2.703%, 04/15/32	157,000	140,904
Qorvo
4.375%, 10/15/29	428,000	419,802
3.375%, 04/01/31	129,000	118,160
Seagate Data Storage Technology Pte
8.250%, 12/15/29	494,000	514,812

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — continued
VeriSign
5.250%, 06/01/32	$172,000	$174,414
2.700%, 06/15/31	1,315,000	1,189,920
Viavi Solutions
3.750%, 10/01/29	930,000	882,254
		5,176,615

MATERIALS — 0.3%
AptarGroup
3.600%, 03/15/32	360,000	335,116
Newmont
2.600%, 07/15/32	34,000	30,671
TriMas
4.125%, 04/15/29	628,000	603,293
		969,080

REAL ESTATE — 1.3%
Broadstone Net Lease
2.600%, 09/15/31	438,000	387,417
Essential Properties
2.950%, 07/15/31	21,000	18,974
Global Net Lease
3.750%, 12/15/27	534,000	522,531
Host Hotels & Resorts
5.700%, 06/15/32	130,000	133,341
Howard Hughes
4.375%, 02/01/31	368,000	345,890
4.125%, 02/01/29	407,000	393,049
Lamar Media
3.625%, 01/15/31	144,000	134,733
Millrose Properties
6.375%, 08/01/30	514,000	521,077
National Health Investors
3.000%, 02/01/31	47,000	42,591
Omega Healthcare Investors
3.250%, 04/15/33	640,000	567,289

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
MAY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — continued
Outfront Media Capital
7.375%, 02/15/31	$325,000	$338,949
		3,405,841

UTILITIES — 1.6%
Alliant Energy Finance
3.600%, 03/01/32	143,000	133,212
Avangrid
3.800%, 06/01/29	555,000	541,368
Boston Gas
5.843%, 01/10/35	155,000	162,013
Constellation Energy Generation
6.125%, 01/15/34	341,000	363,484
5.800%, 03/01/33	72,000	75,476
Edison International
5.750%, 06/15/27	58,000	58,448
New York State Electric & Gas
5.300%, 08/15/34	723,000	730,834
NRG Energy
2.450%, 12/02/27	592,000	573,153
Southern California Edison
5.850%, 11/01/27	28,000	28,461
4.700%, 06/01/27	682,000	683,489
XPLR Infrastructure Operating Partners
7.250%, 01/15/29	400,000	416,615
4.500%, 09/15/27	529,000	525,516
		4,292,069

		56,815,021

Total Corporate Obligations
(Cost $120,637,574)		118,745,047

SOVEREIGN DEBT — 38.4%
AUSTRALIA — 1.5%
Australia Government Bond
4.750%, 04/21/27	502,000	361,272
3.250%, 04/21/29	223,000	154,975
3.000%, 03/21/47	274,000	141,059
2.750%, 11/21/29	301,000	204,404
2.750%, 05/21/41	11,000	5,998

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
MAY 31, 2026 (UNAUDITED)

SOVEREIGN DEBT — continued

	Face Amount	Value
2.500%, 05/21/30	$964,000	$643,364
1.750%, 11/21/32	699,000	422,234
1.000%, 12/21/30	47,000	28,957
		1,962,263
Queensland Treasury
5.250%, 07/21/36	1,418,000	999,541
4.750%, 02/02/34	227,000	—
		999,541
Treasury Corp of Victoria MTN
5.500%, 09/15/39	1,380,000	961,933

Western Australian Treasury Corp
4.500%, 07/21/32	36,000	25,284

AUSTRIA — 0.2%
Republic of Austria Government Bond
0.250%, 10/20/36	526,000	454,983

BELGIUM — 1.4%
Kingdom of Belgium Government Bond
2.750%, 04/22/39	2,457,000	2,594,115
1.250%, 04/22/33	854,000	886,983
		3,481,098
Ministeries Van de Vlaamse Gemeenschap
MTN
4.250%, 06/22/50	200,000	229,448

CANADA — 3.0%
Canadian Government Bond
4.000%, 06/01/41	701,000	531,583
4.000%, 03/01/29	173,000	129,245
3.500%, 12/01/45	426,000	301,480
3.250%, 12/01/35	166,000	118,806
2.750%, 09/01/27	1,570,000	1,140,139
2.750%, 12/01/48	999,000	616,479
2.750%, 03/01/31	281,000	201,116
2.250%, 12/01/29	313,000	221,991
1.250%, 03/01/27	212,000	152,393
		3,413,232

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
MAY 31, 2026 (UNAUDITED)

SOVEREIGN DEBT — continued

	Face Amount	Value
Labrador-Island Link Funding Trust
3.850%, 12/01/53	$1,013,000	$661,659

Province of Manitoba Canada MTN
4.600%, 09/05/57	425,000	308,319

Province of New Brunswick Canada
4.450%, 08/14/33	913,000	699,632

Province of Nova Scotia Canada
2.000%, 09/01/30	574,000	397,306

Province of Ontario Canada
3.100%, 05/19/27	587,000	582,051

Province of Prince Edward Island Canada
3.950%, 06/15/35	479,000	350,217

Province of Quebec Canada
3.625%, 04/13/28	716,000	709,896

Province of Saskatchewan Canada
2.650%, 06/02/27	643,000	466,659

PSP Capital
2.600%, 03/01/32	805,000	561,156

CHILE — 0.1%
Chile Government International Bond
2.550%, 07/27/33	459,000	393,822

CHINA — 9.7%
China Development Bank MTN
2.250%, 07/02/28	209,000	240,934
1.570%, 01/03/35	1,280,000	185,749
		426,683
China Government Bond
3.940%, 07/27/45	740,000	138,844

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
MAY 31, 2026 (UNAUDITED)

SOVEREIGN DEBT — continued

	Face Amount	Value
3.810%, 09/14/50	$6,440,000	$1,222,340
3.760%, 03/22/71	3,680,000	748,841
3.590%, 08/03/27	10,000	1,527
3.520%, 04/25/46	1,090,000	195,135
3.490%, 11/08/41	3,220,000	566,851
3.190%, 04/15/53	1,070,000	187,225
3.020%, 05/27/31	8,260,000	—
2.640%, 01/15/28	910,000	137,658
2.620%, 09/25/29	20,640,000	3,180,844
2.370%, 01/15/29	27,020,000	4,107,689
2.280%, 11/06/75	980,000	137,869
2.200%, 04/25/56	880,000	—
2.120%, 06/25/31	12,050,000	—
2.050%, 04/15/29	910,000	137,486
1.780%, 11/15/35	21,140,000	3,136,103
1.750%, 02/25/36	980,000	144,995
1.660%, 03/25/33	1,740,000	258,573
1.660%, 12/25/32	33,930,000	5,046,888
1.620%, 08/15/27	41,140,000	6,109,687
		25,458,555
DENMARK — 0.2%
Denmark Government Bond
2.250%, 11/15/33	834,000	126,995
0.500%, 11/15/29	1,442,000	211,509
0.250%, 11/15/52	1,460,000	111,854
		450,358
FINLAND — 0.2%
Kuntarahoitus MTN
0.050%, 09/10/35	721,000	630,044

FRANCE — 2.7%
Action Logement Services MTN
0.375%, 10/05/31	600,000	602,876

Agence Francaise de Developpement EPIC
MTN
0.010%, 11/25/28	400,000	434,287

Bpifrance MTN
0.875%, 09/26/28	200,000	222,978

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

SOVEREIGN DEBT — continued

	Face Amount	Value
French Republic Government Bond OAT
3.500%, 11/25/35	$272,000	$316,431
1.250%, 05/25/38	5,000	4,422
0.500%, 05/25/72	154,000	47,886
0.000%, 05/25/32(1)	4,928,000	4,788,898
0.000%, 11/25/30(1)	255,000	261,661
		5,419,298
UNEDIC ASSEO MTN
0.000%, 11/19/30(1)	600,000	613,769

GERMANY — 3.4%
Bundesrepublik Deutschland Bundesanleihe
2.500%, 08/15/46	1,451,000	1,472,609
2.300%, 02/15/33	725,000	823,052
1.000%, 05/15/38	1,943,775	1,792,289
0.000%, 05/15/35(1)	2,262,000	2,043,203
0.000%, 05/15/36(1)	650,000	566,494
		6,697,647
Gemeinsame Deutsche Bundeslaender HB HH
MV RP SL SH
0.010%, 08/26/30	576,000	595,059

State of North Rhine-Westphalia Germany
MTN
3.400%, 03/07/73	56,000	59,331
2.900%, 01/15/53	930,000	937,443
		996,774
State of Rhineland-Palatinate
0.050%, 01/23/30	557,000	588,011

State of Schleswig-Holstein Germany
0.200%, 08/15/39	203,000	153,166

HUNGARY — 0.2%
Hungary Government Bond
7.000%, 10/24/35	99,280,000	365,382

Hungary Government International Bond
6.125%, 05/22/28	306,000	313,876

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

SOVEREIGN DEBT — continued

	Face Amount	Value
ISRAEL — 0.1%
State of Israel MTN
6.250%, 11/21/27	$237,000	$242,811

ITALY — 0.7%
Italy Buoni Poliennali Del Tesoro
3.850%, 07/01/34	819,000	983,375
2.150%, 03/01/72	1,395,000	965,654
		1,949,029
JAPAN — 7.4%
Japan Government Five Year Bond
0.100%, 09/20/27	173,200,000	1,072,216

Japan Government Forty Year Bond
1.300%, 03/20/63	22,350,000	71,001
0.500%, 03/20/60	58,900,000	141,809
		212,810
Japan Government Ten Year Bond
0.400%, 06/20/33	481,950,000	2,666,710
0.100%, 12/20/28	526,550,000	3,195,205
0.100%, 12/20/30	114,550,000	664,759
0.100%, 09/20/27	87,050,000	538,845
0.100%, 12/20/27	53,050,000	327,204
0.100%, 03/20/31	23,800,000	137,242
0.100%, 09/20/30	5,900,000	34,451
0.100%, 09/20/29	350,000	2,092
		7,566,508
Japan Government Thirty Year Bond
3.400%, 12/20/55	22,500,000	129,363
2.300%, 03/20/40	24,000,000	137,254
2.300%, 12/20/35	21,150,000	129,500
2.200%, 05/20/31	22,150,000	—
1.800%, 11/22/32	22,400,000	—
1.200%, 06/20/53	439,950,000	1,522,125
0.800%, 03/20/46	7,250,000	27,861
0.400%, 06/20/49	39,800,000	121,715
0.400%, 03/20/50	2,500,000	7,408
0.300%, 06/20/46	321,050,000	1,079,856
		3,155,082
Japan Government Twenty Year Bond
2.100%, 03/20/29	50,000	319

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
MAY 31, 2026 (UNAUDITED)

SOVEREIGN DEBT — continued

	Face Amount	Value
2.000%, 12/20/30	$50,000	$316
1.900%, 09/20/30	377,900,000	2,382,788
1.600%, 03/20/32	22,400,000	—
1.300%, 06/20/35	331,050,000	1,873,723
0.600%, 06/20/37	27,600,000	—
0.500%, 03/20/41	435,900,000	1,874,180
0.400%, 03/20/36	143,200,000	726,947
0.400%, 06/20/41	18,050,000	75,535
0.200%, 06/20/36	27,450,000	135,112
		7,068,920
Japan Government Two Year Bond
1.400%, 05/01/28	34,000,000	—
0.700%, 05/01/27	136,200,000	852,202
		852,202
MALAYSIA — 0.5%
Malaysia Government Bond
4.457%, 03/31/53	492,000	131,147
3.917%, 07/15/55	912,000	222,848
3.519%, 04/20/28	3,865,000	980,422
		1,334,417
MEXICO — 0.4%
Mexican Bonos
8.000%, 02/21/36	10,900,000	580,849
8.000%, 07/31/53	5,200,000	252,436
7.500%, 05/26/33	4,700,000	250,536
		1,083,821
NEW ZEALAND — 0.2%
New Zealand Government Bond
4.500%, 05/15/35	770,000	462,880

NORWAY — 0.1%
Norway Government Bond
3.625%, 04/13/34	332,000	34,329
2.125%, 05/18/32	1,442,000	138,101
1.750%, 09/06/29	1,413,000	140,382
		312,812
OMAN — 0.1%
Oman Government International Bond
6.750%, 10/28/27	330,000	339,160

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

SOVEREIGN DEBT — continued

	Face Amount	Value
PANAMA — 0.1%
Panama Government International Bond
8.000%, 03/01/38	$259,000	$304,455

PARAGUAY — 0.1%
Paraguay Government International Bond
2.739%, 01/29/33	248,000	219,728

POLAND — 0.3%
Republic of Poland Government Bond
4.500%, 07/25/30	3,079,000	834,047

Republic of Poland Government International Bond
5.500%, 11/16/27	108,000	109,908

ROMANIA — 0.2%
Romanian Government International Bond MTN
7.625%, 01/17/53	276,000	297,638
6.750%, 07/11/39	119,000	146,071
1.750%, 07/13/30	15,000	15,937
		459,646
SAUDI ARABIA — 0.3%
Saudi Government International Bond
5.125%, 01/13/28	383,000	386,762
4.750%, 01/18/28	286,000	287,013
3.450%, 02/02/61	211,000	133,727
		807,502
SINGAPORE — 0.2%
Housing & Development Board MTN
2.320%, 01/24/28	250,000	197,874

Singapore Government Bond
3.375%, 05/01/34	62,000	53,462
3.000%, 08/01/72	140,000	137,011
		190,473

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
MAY 31, 2026 (UNAUDITED)

SOVEREIGN DEBT — continued

	Face Amount	Value
SPAIN — 0.6%
Spain Government Bond
3.500%, 05/31/29	$277,000	$331,045
1.450%, 10/31/71	1,000	549
0.800%, 07/30/29	1,292,000	1,422,595
		1,754,189
SUPRANATIONAL — 0.5%
European Stability Mechanism MTN
1.750%, 10/20/45	761,000	663,689

European Union MTN
3.750%, 10/12/45	178,000	204,125
3.625%, 12/12/40	113,000	130,973
0.700%, 07/06/51	611,000	346,890
		681,988
SWEDEN — 0.4%
Sweden Government Bond
2.250%, 05/11/35	1,580,000	165,197
0.500%, 11/24/45	585,000	40,381
0.125%, 05/12/31	8,735,000	845,977
		1,051,555
SWITZERLAND — 0.6%
Swiss Confederation Government Bond
4.000%, 04/08/28	817,000	1,122,759
4.000%, 01/06/49	167,000	363,536
0.500%, 05/30/58	111,000	136,915
		1,623,210
THAILAND — 0.4%
Thailand Government Bond
4.000%, 06/17/72	9,086,000	307,003
3.300%, 06/17/38	3,390,000	111,798
3.150%, 06/17/50	5,986,000	175,607
2.400%, 03/17/29	5,355,000	169,105
2.000%, 12/17/31	4,385,000	135,722
1.190%, 04/17/29	1,759,000	53,721
		952,956
UNITED ARAB EMIRATES — 0.1%
UAE International Government Bond MTN
3.250%, 10/19/61	243,000	156,680

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

MAY 31, 2026 (UNAUDITED)

SOVEREIGN DEBT — continued

	Face Amount	Value
UNITED KINGDOM — 2.5%
United Kingdom Gilt
4.250%, 12/07/40	$111,000	$135,246
1.750%, 01/22/49	5,000	3,494
1.500%, 07/22/47	242,000	164,710
1.250%, 07/22/27	885,000	1,154,531
1.125%, 01/31/39	2,521,922	2,160,160
1.125%, 10/22/73	1,195,000	473,876
0.875%, 07/31/33	1,281,000	1,338,868
0.875%, 01/31/46	885,000	539,657
0.625%, 10/22/50	930,000	439,325
0.625%, 07/31/35	46,000	43,131
0.500%, 10/22/61	165,000	53,362
0.500%, 01/31/29	16,000	19,592
0.375%, 10/22/30	151,000	172,408
		6,698,360
Total Sovereign Debt
(Cost $109,631,841)		102,986,190

MORTGAGE-BACKED SECURITIES — 10.4%
Agency Mortgage-Backed Obligations — 9.7%
FHLMC
6.500%, 10/01/53	217,929	229,681
6.500%, 08/01/54	44,968	46,728
6.000%, 08/01/53	278,949	287,622
6.000%, 11/01/53	78,369	80,766
6.000%, 02/01/55	134,961	139,256
5.500%, 02/01/55	245,940	247,170
5.500%, 03/01/53	192,085	194,067
5.500%, 02/01/54	122,911	125,876
5.000%, 03/01/53	277,626	275,644
5.000%, 10/01/52	65,829	65,752
4.500%, 12/01/52	73,343	71,228
3.500%, 08/01/51	210,876	193,985
3.500%, 06/01/33	50,728	49,673
3.500%, 06/01/52	82,188	74,790
3.500%, 06/01/47	79,474	73,653
3.500%, 02/01/32	45,901	44,905
3.000%, 12/01/50	192,392	171,650
3.000%, 04/01/35	187,803	179,921
3.000%, 03/01/51	267,767	234,411
3.000%, 08/01/50	53,227	47,382
2.500%, 03/01/52	75,838	63,526
2.500%, 10/01/50	109,753	94,115

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
MAY 31, 2026 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Agency Mortgage-Backed Obligations — continued
2.500%, 12/01/51	$94,421	$79,288
2.500%, 09/01/36	167,596	155,823
2.500%, 01/01/52	680,526	578,202
1.500%, 07/01/41	101,234	84,930
1.500%, 05/01/51	94,287	72,091
FHLMC Multifamily Structured Pass Through Certificates, Ser 1521, Cl A2
2.184%, 08/25/36	338,000	268,602
FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Cl A1
0.863%, 05/25/30	18,468	17,233
FHLMC Multifamily Structured Pass Through Certificates, Ser K126, Cl A1
1.319%, 10/25/30	246,693	236,848
FHLMC Multifamily Structured Pass Through Certificates, Ser K1522, Cl A2
2.361%, 10/25/36	179,000	144,261
FNMA
7.000%, 12/01/53	96,591	102,441
6.500%, 09/01/53	101,336	105,387
6.500%, 01/01/54	84,102	87,393
6.500%, 01/01/53	92,533	96,154
6.000%, 09/01/54	85,254	88,823
6.000%, 11/01/55	69,636	72,126
6.000%, 08/01/53	859,942	882,790
5.500%, 02/01/55	204,332	205,353
5.500%, 07/01/53	352,981	360,572
5.500%, 12/01/52	381,996	386,380
5.500%, 08/01/53	142,923	144,072
5.500%, 01/01/56	69,743	70,816
5.000%, 10/01/53	237,889	235,128
5.000%, 11/01/53	67,107	66,401
5.000%, 12/01/52	242,580	239,964
5.000%, 10/01/52	261,909	259,407
5.000%, 07/01/47	144,455	145,830
4.500%, 04/01/45	212,718	208,833
4.500%, 07/01/53	222,834	214,235
4.500%, 03/01/47	137,414	134,876
4.000%, 03/01/53	119,916	112,548
4.000%, 04/01/44	533,963	514,417
4.000%, 08/01/32	45,403	44,749
4.000%, 02/01/51	377,792	358,907
3.500%, 11/01/48	915,191	851,329

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
MAY 31, 2026 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Agency Mortgage-Backed Obligations — continued
3.000%, 02/01/47	$163,298	$145,647
3.000%, 11/01/33	43,911	42,471
3.000%, 06/01/52	1,191,904	1,042,101
2.500%, 03/01/37	258,209	243,213
2.500%, 01/01/52	348,106	296,651
2.500%, 05/01/41	133,099	119,138
2.500%, 01/01/50	1,527,446	1,294,241
2.500%, 11/01/35	74,040	69,736
2.500%, 11/01/49	496,895	421,109
2.000%, 07/01/35	51,953	47,995
2.000%, 02/01/36	54,913	50,527
2.000%, 10/01/51	1,350,702	1,088,801
2.000%, 03/01/37	467,618	429,497
2.000%, 09/01/36	216,458	198,951
2.000%, 05/01/51	408,527	329,828
2.000%, 07/01/51	174,238	141,487
2.000%, 05/01/41	305,708	265,877
2.000%, 02/01/51	861,021	694,387
2.000%, 03/01/52	1,858,340	1,492,592
1.500%, 02/01/51	463,311	353,980
1.500%, 12/01/36	381,076	342,234
FNMA, Ser M4, Cl A2
2.290%, 05/25/30(A)	200,000	—
GNMA
6.500%, 03/20/55	38,862	40,486
6.500%, 05/20/48	59,168	62,111
6.500%, 01/20/55	21,727	22,634
6.000%, 02/20/55	90,020	92,043
6.000%, 06/20/53	315,057	323,368
5.500%, 09/20/53	730,213	738,604
5.000%, 07/20/53	698,279	692,832
5.000%, 06/20/52	136,057	135,425
4.500%, 10/20/45	146,841	144,454
4.500%, 01/20/56	190,160	—
4.500%, 08/20/47	333,655	327,859
4.000%, 11/20/44	129,002	123,891
4.000%, 09/20/52	299,491	281,601
3.500%, 05/20/52	736,020	670,979
3.000%, 02/20/50	709,181	631,347
3.000%, 11/20/54	90,743	80,759
3.000%, 05/20/43	66,005	60,171
2.500%, 10/20/47	80,454	70,964
2.500%, 11/20/51	1,104,115	945,465

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
MAY 31, 2026 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Agency Mortgage-Backed Obligations — continued
2.000%, 04/20/52	$1,155,063	$947,869
		26,121,335
Commercial Mortgage-Backed Obligation — 0.3%
BANK, Ser 2024-BNK47, Cl A5
5.716%, 06/15/57	362,000	378,268
BMO Mortgage Trust, Ser 2024-C10, Cl A5
5.478%, 11/15/57(A)	417,000	427,959
		806,227
Information Technology — 0.4%
FNMA
6.000%, 01/01/55	213,940	221,985
5.500%, 04/01/56	265,667	266,996
5.000%, 06/01/53	162,633	161,625
5.000%, 04/01/56	109,012	107,302
4.500%, 01/01/51	292,452	281,268
		1,039,176

Total Mortgage-Backed Securities
(Cost $28,534,931)		27,966,738

U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Bonds
4.750%, 08/15/55	895,000	861,752
4.750%, 02/15/56	2,911,000	2,805,476
2.500%, 02/15/46	708,000	484,676
2.250%, 08/15/46	4,675,000	3,025,967
1.875%, 11/15/51	3,713,800	2,020,249
1.750%, 08/15/41	6,343,300	4,226,224
1.375%, 08/15/50	1,436,000	696,404
1.250%, 05/15/50	2,112,000	993,795
1.125%, 08/15/40	784,000	487,397
		15,601,940

U.S. Treasury Notes
4.375%, 05/15/36	830,000	825,720

Total U.S. Treasury Obligations
(Cost $16,935,097)		16,427,660

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
MAY 31, 2026 (UNAUDITED)

ASSET-BACKED SECURITIES — 0.2%

	Face Amount	Value
Automotive — 0.1%
Avis Budget Rental Car Funding AESOP, Ser 2022-4A, Cl A
4.770%, 02/20/29	$200,000	$200,753
SBNA Auto Lease Trust, Ser 2025-A, Cl A4
4.870%, 07/20/29	130,000	130,649
		331,402
Credit Card — 0.1%
American Express Credit Account Master Trust, Ser 2023-3, Cl A
5.230%, 09/15/28	150,000	150,588

Total Asset-Backed Securities
(Cost $485,270)		481,990

SHORT-TERM INVESTMENT — 0.8%

	Shares
DWS Government Money Market Series, Institutional Shares, 3.630% (D)
(Cost $2,189,091)	2,189,091	2,189,091

Total Investments — 100.1%
(Cost $278,413,804)		$268,796,716

A list of the open forward foreign currency contracts held by the Fund at May 31, 2026, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Bank of America	06/03/26	NZD	780,557	USD	456,342	$(11,139)
Bank of America	06/03/26	CAD	10,407,764	USD	7,623,402	73,166
Bank of America	07/06/26	AUD	5,637,622	USD	4,030,883	(18,220)
Bank of America	07/06/26	SEK	9,718,704	USD	1,050,793	(3,793)
Barclays PLC	06/03/26	USD	27,665	CNY	188,146	127
Barclays PLC	06/03/26	DKK	2,928,702	USD	458,931	1,802
BNP Paribas	06/03/26	USD	11,217	AUD	15,546	(44)
BNP Paribas	06/03/26	USD	17,307	MYR	68,005	(156)

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
MAY 31, 2026 (UNAUDITED)

BNP Paribas	06/03/26	USD	163,533	EUR	140,351	$193
BNP Paribas	06/03/26	GBP	7,820,926	USD	10,550,429	18,103
BNP Paribas	06/03/26	SEK	9,754,254	USD	1,051,419	(5,190)
BNP Paribas	06/03/26 - 07/06/26	MYR	10,145,473	USD	2,556,038	(2,917)
BNP Paribas	06/03/26	MXN	18,419,170	USD	1,048,050	(14,100)
BNP Paribas	06/03/26	EUR	53,877,167	USD	62,986,934	136,473
BNP Paribas	07/06/26	CAD	10,407,764	USD	7,551,434	(9,833)
BNP Paribas	07/06/26	THB	31,813,829	USD	978,312	(2,119)
Citigroup	06/03/26	NOK	2,935,223	USD	313,402	(4,026)
Citigroup	06/03/26	AUD	5,653,169	USD	4,031,661	(31,325)
Citigroup	07/06/26	CHF	1,291,819	USD	1,653,127	(8,363)
Deutsche Bank	07/06/26	USD	28,049	EUR	24,059	58
Goldman Sachs	06/03/26	USD	1,648	CNY	11,172	2
Goldman Sachs	06/03/26	USD	120,352	EUR	102,645	(612)
Goldman Sachs	07/06/26	USD	3,302	NOK	30,643	10
Goldman Sachs	07/06/26	PLN	3,049,411	USD	839,135	(1,615)
Goldman Sachs	07/06/26	CNY	176,185,232	USD	26,095,871	98,315
HSBC	06/03/26	USD	823	SGD	1,046	(3)
HSBC	06/03/26	USD	8,930	EUR	7,625	(35)
HSBC	06/03/26	CNY	1,691,094	USD	248,055	(1,746)
HSBC	06/03/26 -07/06/26	JPY	6,453,678,512	USD	40,576,521	(11,889)
HSBC	07/06/26	AUD	224,669	USD	160,688	(675)
HSBC	07/06/26	DKK	2,928,702	USD	457,126	(818)
HSBC	07/06/26	NOK	2,935,223	USD	316,879	(376)
HSBC	07/06/26	EUR	52,981,033	USD	61,751,720	(142,317)
HSBC	07/06/26	HUF	97,979,831	USD	320,834	(1,471)
Midland Walwyn Capital Inc.	06/03/26	USD	27,338	EUR	23,555	140
Midland Walwyn Capital Inc.	06/03/26	SGD	752,589	USD	589,578	(237)
Midland Walwyn Capital Inc.	06/03/26	CNY	174,693,456	USD	25,606,316	(198,643)
Midland Walwyn Capital Inc.	06/04/26	THB	31,813,829	USD	974,886	(2,971)
Midland Walwyn Capital Inc.	07/06/26	USD	2,957	GBP	2,205	12
Morgan Stanley	06/03/26	USD	1,088	CHF	850	1
Morgan Stanley	06/03/26 -07/06/26	USD	4,998	SEK	46,469	38
Morgan Stanley	06/03/26	USD	12,905	GBP	9,541	(56)
Morgan Stanley	06/03/26	USD	408,072	JPY	64,710,152	(1,666)
Morgan Stanley	06/03/26 -07/06/26	USD	727,195	EUR	624,050	795

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
MAY 31, 2026 (UNAUDITED)

Morgan Stanley	06/03/26	CHF	1,292,669	USD	1,642,489	$(14,145)
Morgan Stanley	06/03/26	PLN	3,049,411	USD	836,866	(3,940)
Morgan Stanley	06/03/26	JPY	39,625,542	USD	253,748	4,884
Morgan Stanley	07/06/26	USD	21,401	AUD	30,016	158
Standard Bank	07/06/26	EUR	657,935	USD	766,824	(1,795)
Standard Chartered	07/06/26	SGD	751,543	USD	589,459	(934)
Standard Chartered	07/06/26	NZD	780,557	USD	465,788	(2,198)
Standard Chartered	07/06/26	GBP	7,811,385	USD	10,477,082	(41,772)
Standard Chartered	07/06/26	MXN	18,419,170	USD	1,059,552	400
State Street	06/03/26	HUF	97,979,831	USD	312,196	(10,655)
						$(217,117)

Percentages are based on Net Assets of $268,531,238.

(1)	No Interest Rate Available.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end.

The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.

(C)	Perpetual security with no stated maturity date.

(D)	The rate reported is the 7-day effective yield as of May 31, 2026.

Cl — Class

EUR003M — 3 Month EUR Swap Rate

EUR006M — 6 Month EUR Swap Rate

EUSA1 — EUR Swap Annual 10 Yr

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T1Y — 1 Year US Treasury Yield Curve Constant Maturity Rate

MTN — Medium Term Note

OAT — Obligations Assimilables du Tresor

Ser — Series

SOFRINDX — Secured Overnight Financing Rate Index

SOFRRATE — Secured Overnight Financing Rate

US0003M — 3 Month USD Swap Rate

SYM-QH-001-0900

SYMMETRY PANORAMIC ALTERNATIVES FUND

MAY 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 94.7%

	Shares	Value
EQUITY FUNDS — 94.7%
AQR Alternative Risk Premia Fund, Cl R6 *	27,843	$450,219
AQR Diversified Arbitrage Fund, Cl R6 *(A)	179,325	2,367,092
AQR Managed Futures Strategy Fund, Cl R6 *(A)	187,606	1,998,002
AQR Style Premia Alternative Fund, Cl R6 *(A)	166,809	1,613,045
Stone Ridge Diversified Alternatives Fund, Cl I (A)	156,180	1,611,778
Total Registered Investment Companies
(Cost $6,622,660)		8,040,136

SHORT-TERM INVESTMENT — 5.6%
DWS Government Money Market Series, Institutional Shares, 3.630% (B)
(Cost $473,761)	473,761	473,761

Total Investments — 100.3%
(Cost $7,096,421)		$8,513,897

Percentages are based on Net Assets of $8,488,952.

*	Non-income producing security.
(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities and Exchange Commission's website https://www.sec.gov.
(B)	The rate reported is the 7-day effective yield as of May 31, 2026.

Cl — Class

SYM-QH-001-0900

SYMMETRY PANORAMIC SECTOR MOMENTUM ETF

MAY 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 100.0%

	Shares	Value
EQUITY FUNDS — 100.0%
State Street Communication Services Select Sector SPDR ETF	28,074	$3,247,881
State Street Consumer Staples Select Sector SPDR ETF (A)	82,277	6,821,586
State Street Energy Select Sector SPDR ETF (A)	263,185	14,814,684
State Street Health Care Select Sector SPDR ETF	21,812	3,260,240
State Street Industrial Select Sector SPDR ETF (A)	59,772	10,348,326
State Street Materials Select Sector SPDR ETF (A)	199,514	10,205,141
State Street Technology Select Sector SPDR ETF (A)	90,272	17,243,757
Total Registered Investment Companies
(Cost $61,771,847)		65,941,615
Total Investments — 100.0%
(Cost $61,771,847)		$65,941,615

Percentages are based on Net Assets of $65,924,239.

(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities and Exchange Commission's website https://www.sec.gov.

ETF — Exchange-Traded Fund

SPDR — Standard & Poor's Depositary Receipts

SYM-QH-001-0900